Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (68.0%)
U.S. Government Securities (65.4%)
United States Treasury Note/Bond	0.125%	3/31/23	97,552	96,013
United States Treasury Note/Bond	1.500%	3/31/23	176,205	175,792
United States Treasury Note/Bond	2.500%	3/31/23	74,155	74,723
United States Treasury Note/Bond	0.250%	4/15/23	1,187,699	1,169,141
United States Treasury Note/Bond	0.125%	4/30/23	132,435	130,055
United States Treasury Note/Bond	1.625%	4/30/23	70,895	70,762
United States Treasury Note/Bond	2.750%	4/30/23	20,990	21,203
United States Treasury Note/Bond	0.125%	5/15/23	96,614	94,757
United States Treasury Note/Bond	1.750%	5/15/23	152,704	152,465
United States Treasury Note/Bond	0.125%	5/31/23	133,730	130,972
United States Treasury Note/Bond	1.625%	5/31/23	210,100	209,378
United States Treasury Note/Bond	2.750%	5/31/23	213,123	215,188
United States Treasury Note/Bond	0.250%	6/15/23	149,655	146,709
United States Treasury Note/Bond	0.125%	6/30/23	349,380	341,465
United States Treasury Note/Bond	1.375%	6/30/23	130,000	129,025
United States Treasury Note/Bond	2.625%	6/30/23	346,252	349,065
United States Treasury Note/Bond	0.125%	7/15/23	1,300,933	1,269,629
United States Treasury Note/Bond	0.125%	7/31/23	121,215	118,147
United States Treasury Note/Bond	1.250%	7/31/23	71,965	71,200
United States Treasury Note/Bond	2.750%	7/31/23	165,108	166,604
United States Treasury Note/Bond	0.125%	8/15/23	233,135	227,015
United States Treasury Note/Bond	2.500%	8/15/23	339,900	341,812
United States Treasury Note/Bond	0.125%	8/31/23	132,835	129,203
United States Treasury Note/Bond	1.375%	8/31/23	204,880	202,831
United States Treasury Note/Bond	2.750%	8/31/23	244,140	246,353
United States Treasury Note/Bond	0.125%	9/15/23	399,685	388,319
United States Treasury Note/Bond	0.250%	9/30/23	229,063	222,728
United States Treasury Note/Bond	1.375%	9/30/23	118,075	116,765
United States Treasury Note/Bond	2.875%	9/30/23	356,729	360,631
United States Treasury Note/Bond	0.125%	10/15/23	320,725	310,853
United States Treasury Note/Bond	0.375%	10/31/23	9,570	9,304
United States Treasury Note/Bond	1.625%	10/31/23	10,000	9,916
United States Treasury Note/Bond	2.875%	10/31/23	154,185	155,799
United States Treasury Note/Bond	2.750%	11/15/23	413,762	417,188
United States Treasury Note/Bond	0.500%	11/30/23	40,148	39,025
United States Treasury Note/Bond	2.125%	11/30/23	774,550	773,340
United States Treasury Note/Bond	2.875%	11/30/23	117,469	118,680
United States Treasury Note/Bond	0.125%	12/15/23	356,545	343,899
United States Treasury Note/Bond	0.750%	12/31/23	65,395	63,699
United States Treasury Note/Bond	2.250%	12/31/23	53,392	53,376
United States Treasury Note/Bond	2.625%	12/31/23	167,648	168,670

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.125%	1/15/24	496,850	478,141
United States Treasury Note/Bond	0.875%	1/31/24	61,562	59,994
United States Treasury Note/Bond	2.250%	1/31/24	214,680	214,412
United States Treasury Note/Bond	2.500%	1/31/24	142,885	143,354
United States Treasury Note/Bond	0.125%	2/15/24	531,940	510,829
United States Treasury Note/Bond	2.750%	2/15/24	339,077	341,673
United States Treasury Note/Bond	1.500%	2/29/24	69,513	68,502
United States Treasury Note/Bond	2.125%	2/29/24	303,995	302,903
United States Treasury Note/Bond	2.375%	2/29/24	238,373	238,596
United States Treasury Note/Bond	0.250%	3/15/24	272,005	261,295
United States Treasury Note/Bond	2.125%	3/31/24	2,156,075	2,146,979
United States Treasury Note/Bond	0.375%	4/15/24	209,790	201,497
United States Treasury Note/Bond	2.000%	4/30/24	95,635	94,888
United States Treasury Note/Bond	2.250%	4/30/24	316,585	315,744
United States Treasury Note/Bond	0.250%	5/15/24	432,935	413,791
United States Treasury Note/Bond	2.500%	5/15/24	445,309	446,214
United States Treasury Note/Bond	2.000%	5/31/24	514,913	510,568
United States Treasury Note/Bond	0.250%	6/15/24	502,039	478,820
United States Treasury Note/Bond	1.750%	6/30/24	263,738	259,906
United States Treasury Note/Bond	2.000%	6/30/24	231,596	229,497
United States Treasury Note/Bond	0.375%	7/15/24	528,852	504,723
United States Treasury Note/Bond	1.750%	7/31/24	262,309	258,210
United States Treasury Note/Bond	2.125%	7/31/24	196,531	195,118
United States Treasury Note/Bond	0.375%	8/15/24	404,185	384,923
United States Treasury Note/Bond	2.375%	8/15/24	816,772	814,985
United States Treasury Note/Bond	1.250%	8/31/24	195,108	189,560
United States Treasury Note/Bond	1.875%	8/31/24	222,285	219,194
United States Treasury Note/Bond	0.375%	9/15/24	224,115	212,909
United States Treasury Note/Bond	1.500%	9/30/24	186,795	182,388
United States Treasury Note/Bond	2.125%	9/30/24	250,369	248,217
United States Treasury Note/Bond	0.625%	10/15/24	316,385	301,999
United States Treasury Note/Bond	1.500%	10/31/24	327,844	319,802
United States Treasury Note/Bond	2.250%	10/31/24	230,860	229,453
United States Treasury Note/Bond	0.750%	11/15/24	631,725	603,791
United States Treasury Note/Bond	2.250%	11/15/24	516,923	513,692
United States Treasury Note/Bond	1.500%	11/30/24	199,822	194,639
United States Treasury Note/Bond	2.125%	11/30/24	204,565	202,519
United States Treasury Note/Bond	1.000%	12/15/24	369,578	355,141
United States Treasury Note/Bond	1.750%	12/31/24	250,895	245,877
United States Treasury Note/Bond	2.250%	12/31/24	222,194	220,666
United States Treasury Note/Bond	1.125%	1/15/25	430,360	414,490
United States Treasury Note/Bond	1.375%	1/31/25	188,815	183,003
United States Treasury Note/Bond	2.500%	1/31/25	398,608	398,483
United States Treasury Note/Bond	1.500%	2/15/25	252,210	245,195
United States Treasury Note/Bond	2.000%	2/15/25	280,130	276,191
United States Treasury Note/Bond	1.125%	2/28/25	140,914	135,453
United States Treasury Note/Bond	2.750%	2/28/25	124,840	125,659
United States Treasury Note/Bond	1.750%	3/15/25	386,885	378,664
United States Treasury Note/Bond	2.625%	3/31/25	124,516	124,925
United States Treasury Note/Bond	0.375%	4/30/25	95,118	89,069
United States Treasury Note/Bond	2.875%	4/30/25	222,775	225,072
United States Treasury Note/Bond	2.125%	5/15/25	744,630	735,438
United States Treasury Note/Bond	0.250%	5/31/25	217,886	202,838
United States Treasury Note/Bond	2.875%	5/31/25	346,735	350,202
United States Treasury Note/Bond	0.250%	6/30/25	103,035	95,726
United States Treasury Note/Bond	2.750%	6/30/25	119,750	120,536
United States Treasury Note/Bond	0.250%	7/31/25	209,968	194,647
United States Treasury Note/Bond	2.875%	7/31/25	117,915	119,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.000%	8/15/25	1,203,162	1,181,919
	United States Treasury Note/Bond	0.250%	8/31/25	265,785	245,934
	United States Treasury Note/Bond	2.750%	8/31/25	199,795	201,137
	United States Treasury Note/Bond	0.250%	9/30/25	166,345	153,635
	United States Treasury Note/Bond	3.000%	9/30/25	173,516	176,173
	United States Treasury Note/Bond	0.250%	10/31/25	196,995	181,605
	United States Treasury Note/Bond	3.000%	10/31/25	151,522	153,890
	United States Treasury Note/Bond	2.250%	11/15/25	507,400	502,167
	United States Treasury Note/Bond	0.375%	11/30/25	419,630	387,895
	United States Treasury Note/Bond	2.875%	11/30/25	183,217	185,336
	United States Treasury Note/Bond	0.375%	12/31/25	170,415	157,341
	United States Treasury Note/Bond	2.625%	12/31/25	222,585	223,315
	United States Treasury Note/Bond	0.375%	1/31/26	310,895	286,461
	United States Treasury Note/Bond	2.625%	1/31/26	170,870	171,511
	United States Treasury Note/Bond	1.625%	2/15/26	772,589	746,756
	United States Treasury Note/Bond	6.000%	2/15/26	12,240	13,797
	United States Treasury Note/Bond	0.500%	2/28/26	1,540,959	1,424,665
	United States Treasury Note/Bond	2.500%	2/28/26	271,040	270,617
	United States Treasury Note/Bond	0.750%	3/31/26	297,255	277,190
	United States Treasury Note/Bond	2.250%	3/31/26	239,650	237,141
	United States Treasury Note/Bond	0.750%	4/30/26	288,013	268,257
	United States Treasury Note/Bond	2.375%	4/30/26	251,875	250,380
	United States Treasury Note/Bond	1.625%	5/15/26	457,918	441,819
	United States Treasury Note/Bond	0.750%	5/31/26	473,895	440,722
	United States Treasury Note/Bond	2.125%	5/31/26	244,036	240,223
	United States Treasury Note/Bond	0.875%	6/30/26	439,229	410,199
	United States Treasury Note/Bond	1.875%	6/30/26	176,699	172,226
	United States Treasury Note/Bond	0.625%	7/31/26	501,653	462,932
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	182,301
	United States Treasury Note/Bond	1.500%	8/15/26	607,221	581,888
	United States Treasury Note/Bond	0.750%	8/31/26	498,310	461,871
	United States Treasury Note/Bond	1.375%	8/31/26	359,985	343,111
	United States Treasury Note/Bond	0.875%	9/30/26	479,610	446,487
	United States Treasury Note/Bond	1.625%	9/30/26	189,430	182,386
	United States Treasury Note/Bond	1.125%	10/31/26	519,622	488,769
	United States Treasury Note/Bond	1.625%	10/31/26	143,985	138,586
	United States Treasury Note/Bond	2.000%	11/15/26	363,912	355,895
	United States Treasury Note/Bond	1.250%	11/30/26	444,550	420,517
	United States Treasury Note/Bond	1.625%	11/30/26	356,374	342,954
	United States Treasury Note/Bond	1.250%	12/31/26	212,975	201,228
	United States Treasury Note/Bond	1.750%	12/31/26	90,570	87,626
	United States Treasury Note/Bond	1.500%	1/31/27	642,125	613,631
	United States Treasury Note/Bond	2.250%	2/15/27	367,825	363,917
	United States Treasury Note/Bond	1.125%	2/28/27	48,655	45,644
	United States Treasury Note/Bond	1.875%	2/28/27	359,134	349,538
	United States Treasury Note/Bond	2.500%	3/31/27	631,145	632,526
	United States Treasury Note/Bond	2.375%	5/15/27	348,155	346,577
					44,812,562
Agency Bonds and Notes (2.6%)
[1]	AID-Israel	5.500%	9/18/23	4,300	4,499
[1]	AID-Israel	5.500%	12/4/23	8,000	8,411
[1]	AID-Israel	5.500%	4/26/24	12,058	12,784
[1]	AID-Jordan	3.000%	6/30/25	4,675	4,724
	Federal Farm Credit Banks	0.125%	4/13/23	35,100	34,536
	Federal Farm Credit Banks	0.125%	5/10/23	13,500	13,253
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,589
	Federal Farm Credit Banks	0.500%	12/1/23	25,000	24,287
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	0.900%	1/18/24	10,000	9,754
	Federal Farm Credit Banks	0.250%	2/26/24	20,100	19,329
	Federal Farm Credit Banks	0.875%	11/18/24	35,902	34,460
	Federal Farm Credit Banks	1.125%	1/6/25	8,610	8,296
	Federal Farm Credit Banks	1.750%	2/14/25	12,040	11,785
[2]	Federal Farm Credit Banks	2.510%	4/1/25	7,200	7,194
	Federal Home Loan Banks	0.125%	6/2/23	2,730	2,674
	Federal Home Loan Banks	0.125%	8/28/23	23,880	23,225
	Federal Home Loan Banks	0.500%	11/9/23	10,600	10,312
	Federal Home Loan Banks	0.625%	12/22/23	11,000	10,697
	Federal Home Loan Banks	2.500%	2/13/24	97,360	97,690
	Federal Home Loan Banks	2.125%	2/28/24	18,725	18,656
	Federal Home Loan Banks	2.875%	6/14/24	20,000	20,205
	Federal Home Loan Banks	1.500%	8/15/24	9,990	9,779
	Federal Home Loan Banks	5.375%	8/15/24	100	107
	Federal Home Loan Banks	2.875%	9/13/24	20,000	20,205
[3]	Federal Home Loan Banks	1.000%	12/20/24	11,000	10,574
	Federal Home Loan Banks	0.500%	4/14/25	35,000	32,926
	Federal Home Loan Banks	0.375%	9/4/25	15,000	13,935
	Federal Home Loan Banks	1.250%	12/21/26	6,300	5,934
[4]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	133,930	132,043
[4]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	25,000	24,623
[3,4]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	21,450	21,657
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	46,000	45,038
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	51,200	49,894
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	32,500	31,635
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	60,100	58,209
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	43,100	41,767
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	32,100	31,049
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,100	19,536
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,050	51,289
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,000	55,696
[4]	Federal National Mortgage Assn.	0.250%	5/22/23	86,250	84,687
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	56,050	54,792
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	2,105	2,127
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	51,170	49,522
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,180
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	15,722	15,495
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	170,915	171,653
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	50	49
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	64,740	63,233
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	33,700
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	25,100	23,515
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	45,100	41,934
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	45,350	42,211
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	32,949
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	37,630	36,540
[3]	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,555
[3]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,323
[3]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,074
	Tennessee Valley Authority	2.875%	9/15/24	7,875	7,931
	Tennessee Valley Authority	0.750%	5/15/25	7,050	6,665
[3]	Tennessee Valley Authority	6.750%	11/1/25	6,830	7,773
[3]	Tennessee Valley Authority	2.875%	2/1/27	12,000	12,141
					1,751,643
Total U.S. Government and Agency Obligations (Cost $48,504,190)					46,564,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (25.9%)
Communications (1.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,639	7,774
	Alphabet Inc.	3.375%	2/25/24	5,619	5,740
	Alphabet Inc.	0.450%	8/15/25	6,820	6,364
	Alphabet Inc.	1.998%	8/15/26	13,247	12,920
	AT&T Inc.	4.050%	12/15/23	3,240	3,321
	AT&T Inc.	0.900%	3/25/24	13,100	12,696
	AT&T Inc.	4.450%	4/1/24	8,488	8,740
	AT&T Inc.	3.950%	1/15/25	11,670	11,970
	AT&T Inc.	3.400%	5/15/25	28,810	29,089
	AT&T Inc.	3.600%	7/15/25	2,960	3,008
	AT&T Inc.	4.125%	2/17/26	15,846	16,466
	AT&T Inc.	1.700%	3/25/26	26,920	25,538
	AT&T Inc.	3.800%	2/15/27	6,244	6,396
	AT&T Inc.	4.250%	3/1/27	13,504	14,119
	Baidu Inc.	3.875%	9/29/23	5,025	5,075
	Baidu Inc.	4.375%	5/14/24	6,093	6,201
	Baidu Inc.	3.075%	4/7/25	8,957	8,808
	Baidu Inc.	4.125%	6/30/25	3,695	3,746
	Baidu Inc.	1.720%	4/9/26	3,100	2,858
	Booking Holdings Inc.	3.650%	3/15/25	7,685	7,810
	Booking Holdings Inc.	3.600%	6/1/26	11,700	11,924
	British Telecommunications plc	4.500%	12/4/23	1,532	1,565
[3]	Charter Communications Operating LLC	4.500%	2/1/24	13,906	14,248
	Charter Communications Operating LLC	4.908%	7/23/25	38,602	39,971
	Comcast Corp.	3.700%	4/15/24	17,977	18,369
	Comcast Corp.	3.375%	2/15/25	8,261	8,386
	Comcast Corp.	3.375%	8/15/25	9,359	9,481
	Comcast Corp.	3.950%	10/15/25	25,148	25,972
	Comcast Corp.	3.150%	3/1/26	13,649	13,774
	Comcast Corp.	2.350%	1/15/27	12,431	12,081
	Comcast Corp.	3.300%	2/1/27	9,354	9,486
	Discovery Communications LLC	3.800%	3/13/24	2,530	2,552
	Discovery Communications LLC	3.900%	11/15/24	4,849	4,897
	Discovery Communications LLC	3.450%	3/15/25	3,952	3,923
	Discovery Communications LLC	3.950%	6/15/25	3,610	3,633
	Discovery Communications LLC	4.900%	3/11/26	8,620	8,952
	Electronic Arts Inc.	4.800%	3/1/26	3,833	4,049
	Expedia Group Inc.	3.600%	12/15/23	3,433	3,456
	Expedia Group Inc.	4.500%	8/15/24	6,329	6,486
	Expedia Group Inc.	5.000%	2/15/26	8,128	8,496
	FactSet Research Systems Inc.	2.900%	3/1/27	2,000	1,948
	Fox Corp.	4.030%	1/25/24	12,488	12,749
	Fox Corp.	3.050%	4/7/25	10,143	10,143
	Grupo Televisa SAB	6.625%	3/18/25	3,460	3,755
	Grupo Televisa SAB	4.625%	1/30/26	2,887	2,983
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	1,076	1,097
[5]	Magallanes Inc.	3.428%	3/15/24	14,000	14,077
[5]	Magallanes Inc.	3.528%	3/15/24	5,000	4,998
[5]	Magallanes Inc.	3.638%	3/15/25	15,000	15,070
[5]	Magallanes Inc.	3.788%	3/15/25	5,000	5,001
[5]	Magallanes Inc.	3.755%	3/15/27	34,000	33,951
	Omnicom Group Inc.	3.650%	11/1/24	5,493	5,558
	Omnicom Group Inc.	3.600%	4/15/26	12,565	12,735
	Paramount Global	3.500%	1/15/25	2,768	2,779
	Paramount Global	4.750%	5/15/25	14,932	15,528
	Paramount Global	4.000%	1/15/26	7,700	7,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	2.900%	1/15/27	4,940	4,824
	Rogers Communications Inc.	4.100%	10/1/23	7,608	7,725
[5]	Rogers Communications Inc.	2.950%	3/15/25	8,200	8,151
	Rogers Communications Inc.	3.625%	12/15/25	7,221	7,286
	Rogers Communications Inc.	2.900%	11/15/26	2,875	2,830
[5]	Rogers Communications Inc.	3.200%	3/15/27	10,200	10,042
	TCI Communications Inc.	7.875%	2/15/26	4,875	5,689
	Telefonica Emisiones SA	4.103%	3/8/27	12,526	12,842
	TELUS Corp.	2.800%	2/16/27	5,100	5,016
	Thomson Reuters Corp.	4.300%	11/23/23	4,715	4,813
	Thomson Reuters Corp.	3.350%	5/15/26	2,300	2,312
	T-Mobile USA Inc.	3.500%	4/15/25	24,886	25,037
	T-Mobile USA Inc.	1.500%	2/15/26	9,495	8,856
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,094	7,136
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	7,221	7,235
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	11,257	10,767
	Verizon Communications Inc.	3.376%	2/15/25	10,805	10,937
	Verizon Communications Inc.	0.850%	11/20/25	12,916	11,958
	Verizon Communications Inc.	1.450%	3/20/26	16,520	15,535
	Verizon Communications Inc.	2.625%	8/15/26	18,809	18,409
	Verizon Communications Inc.	4.125%	3/16/27	25,316	26,332
	Verizon Communications Inc.	3.000%	3/22/27	6,827	6,747
	Vodafone Group plc	3.750%	1/16/24	10,873	11,109
	Vodafone Group plc	4.125%	5/30/25	14,410	14,851
	Walt Disney Co.	1.750%	8/30/24	10,149	9,966
	Walt Disney Co.	3.700%	9/15/24	4,113	4,200
	Walt Disney Co.	3.350%	3/24/25	15,160	15,372
	Walt Disney Co.	3.700%	10/15/25	6,398	6,546
	Walt Disney Co.	1.750%	1/13/26	15,422	14,773
	Walt Disney Co.	3.375%	11/15/26	3,700	3,750
	Weibo Corp.	3.500%	7/5/24	7,275	7,111
	WPP Finance 2010	3.750%	9/19/24	2,003	2,025
					870,735
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	2,000	1,993
	Alibaba Group Holding Ltd.	3.600%	11/28/24	22,362	22,412
	Amazon.com Inc.	0.250%	5/12/23	10,796	10,608
	Amazon.com Inc.	0.400%	6/3/23	8,589	8,455
	Amazon.com Inc.	0.450%	5/12/24	22,696	21,877
	Amazon.com Inc.	2.800%	8/22/24	23,335	23,526
	Amazon.com Inc.	3.800%	12/5/24	3,687	3,799
	Amazon.com Inc.	0.800%	6/3/25	7,035	6,655
	Amazon.com Inc.	5.200%	12/3/25	4,054	4,370
	Amazon.com Inc.	1.000%	5/12/26	19,255	18,062
	Amazon.com Inc.	3.150%	8/22/27	2,000	2,029
[3]	American Honda Finance Corp.	2.050%	1/10/23	6,949	6,962
[3]	American Honda Finance Corp.	1.950%	5/10/23	4,279	4,260
[3]	American Honda Finance Corp.	0.875%	7/7/23	11,440	11,253
[3]	American Honda Finance Corp.	3.450%	7/14/23	3,920	3,970
[3]	American Honda Finance Corp.	0.650%	9/8/23	2,240	2,185
[3]	American Honda Finance Corp.	3.625%	10/10/23	2,722	2,764
[3]	American Honda Finance Corp.	3.550%	1/12/24	2,705	2,748
[3]	American Honda Finance Corp.	2.900%	2/16/24	8,165	8,192
[3]	American Honda Finance Corp.	2.400%	6/27/24	11,470	11,392
[3]	American Honda Finance Corp.	0.550%	7/12/24	8,724	8,308
[3]	American Honda Finance Corp.	2.150%	9/10/24	6,063	5,973
[3]	American Honda Finance Corp.	1.200%	7/8/25	3,975	3,742
[3]	American Honda Finance Corp.	1.000%	9/10/25	4,525	4,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,126	3,018
[3]	American Honda Finance Corp.	2.350%	1/8/27	574	553
	Aptiv plc	2.396%	2/18/25	4,000	3,898
	AutoNation Inc.	3.500%	11/15/24	3,422	3,428
	AutoNation Inc.	4.500%	10/1/25	3,229	3,313
	AutoZone Inc.	3.125%	7/15/23	300	302
	AutoZone Inc.	3.125%	4/18/24	7,650	7,672
	AutoZone Inc.	3.250%	4/15/25	895	894
	AutoZone Inc.	3.625%	4/15/25	5,373	5,442
	AutoZone Inc.	3.125%	4/21/26	3,576	3,553
	BorgWarner Inc.	3.375%	3/15/25	4,030	4,049
	Brunswick Corp.	0.850%	8/18/24	2,905	2,747
[5]	Daimler Finance North America LLC	0.750%	3/1/24	3,000	2,880
	DR Horton Inc.	5.750%	8/15/23	708	732
	DR Horton Inc.	2.500%	10/15/24	5,880	5,797
	DR Horton Inc.	2.600%	10/15/25	6,700	6,518
	eBay Inc.	3.450%	8/1/24	5,267	5,333
	eBay Inc.	1.900%	3/11/25	5,140	4,975
	eBay Inc.	1.400%	5/10/26	5,625	5,233
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	5,183	5,284
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,517	4,601
	General Motors Co.	4.875%	10/2/23	10,387	10,703
	General Motors Co.	5.400%	10/2/23	3,635	3,767
	General Motors Co.	4.000%	4/1/25	5,517	5,576
	General Motors Co.	6.125%	10/1/25	23,307	25,046
	General Motors Financial Co. Inc.	3.250%	1/5/23	6,340	6,393
	General Motors Financial Co. Inc.	3.700%	5/9/23	9,858	9,953
	General Motors Financial Co. Inc.	4.250%	5/15/23	6,620	6,735
	General Motors Financial Co. Inc.	4.150%	6/19/23	18,579	18,876
	General Motors Financial Co. Inc.	1.700%	8/18/23	8,673	8,580
	General Motors Financial Co. Inc.	5.100%	1/17/24	10,297	10,655
	General Motors Financial Co. Inc.	1.050%	3/8/24	3,225	3,106
	General Motors Financial Co. Inc.	3.950%	4/13/24	10,920	11,088
	General Motors Financial Co. Inc.	1.200%	10/15/24	100	95
	General Motors Financial Co. Inc.	3.500%	11/7/24	7,196	7,217
	General Motors Financial Co. Inc.	4.000%	1/15/25	11,225	11,371
	General Motors Financial Co. Inc.	2.900%	2/26/25	18,820	18,475
	General Motors Financial Co. Inc.	4.350%	4/9/25	2,965	3,020
	General Motors Financial Co. Inc.	2.750%	6/20/25	12,308	11,966
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,341	4,404
	General Motors Financial Co. Inc.	1.250%	1/8/26	8,130	7,428
	General Motors Financial Co. Inc.	5.250%	3/1/26	10,872	11,395
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,450	7,717
	General Motors Financial Co. Inc.	4.000%	10/6/26	13,291	13,337
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,901	1,935
	General Motors Financial Co. Inc.	2.350%	2/26/27	7,795	7,270
	Genuine Parts Co.	1.750%	2/1/25	1,100	1,052
	Harley-Davidson Inc.	3.500%	7/28/25	4,299	4,282
	Hasbro Inc.	3.000%	11/19/24	2,261	2,251
	Hasbro Inc.	3.550%	11/19/26	9,863	9,870
	Home Depot Inc.	2.700%	4/1/23	8,268	8,321
	Home Depot Inc.	3.750%	2/15/24	7,925	8,098
	Home Depot Inc.	2.700%	4/15/25	5,740	5,729
	Home Depot Inc.	3.350%	9/15/25	10,264	10,444
	Home Depot Inc.	3.000%	4/1/26	11,776	11,875
	Home Depot Inc.	2.125%	9/15/26	5,430	5,273
	Home Depot Inc.	2.875%	4/15/27	8,000	7,968
	Honda Motor Co. Ltd.	2.271%	3/10/25	12,270	12,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honda Motor Co. Ltd.	2.534%	3/10/27	22,000	21,341
	Hyatt Hotels Corp.	3.375%	7/15/23	1,500	1,500
	Hyatt Hotels Corp.	1.300%	10/1/23	4,000	3,899
	Hyatt Hotels Corp.	1.800%	10/1/24	3,000	2,885
	Hyatt Hotels Corp.	5.375%	4/23/25	4,376	4,586
	Hyatt Hotels Corp.	4.850%	3/15/26	4,197	4,362
	JD.com Inc.	3.875%	4/29/26	4,439	4,417
	Kohl's Corp.	4.250%	7/17/25	500	507
	Las Vegas Sands Corp.	3.200%	8/8/24	14,300	13,801
	Las Vegas Sands Corp.	2.900%	6/25/25	4,700	4,377
	Las Vegas Sands Corp.	3.500%	8/18/26	6,000	5,664
	Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,016
	Lennar Corp.	4.875%	12/15/23	7,343	7,531
	Lennar Corp.	4.500%	4/30/24	10,143	10,400
	Lennar Corp.	5.875%	11/15/24	5,316	5,606
	Lennar Corp.	4.750%	5/30/25	6,252	6,471
	Lennar Corp.	5.250%	6/1/26	1,450	1,530
	Lowe's Cos. Inc.	3.875%	9/15/23	2,664	2,709
	Lowe's Cos. Inc.	3.125%	9/15/24	3,941	3,956
	Lowe's Cos. Inc.	4.000%	4/15/25	5,336	5,487
	Lowe's Cos. Inc.	3.375%	9/15/25	8,478	8,563
	Lowe's Cos. Inc.	2.500%	4/15/26	15,798	15,415
	Lowe's Cos. Inc.	3.350%	4/1/27	2,475	2,492
	Magna International Inc.	3.625%	6/15/24	7,822	7,908
	Magna International Inc.	4.150%	10/1/25	1,007	1,032
	Marriott International Inc.	3.250%	9/15/22	3,804	3,818
	Marriott International Inc.	2.125%	10/3/22	2,450	2,452
[3]	Marriott International Inc.	4.150%	12/1/23	2,050	2,089
	Marriott International Inc.	3.600%	4/15/24	7,232	7,312
	Marriott International Inc.	3.750%	3/15/25	2,308	2,330
[3]	Marriott International Inc.	5.750%	5/1/25	1,020	1,083
	Marriott International Inc.	3.750%	10/1/25	6,166	6,149
[3]	Marriott International Inc.	3.125%	6/15/26	3,569	3,530
[3]	McDonald's Corp.	3.350%	4/1/23	11,450	11,590
[3]	McDonald's Corp.	3.375%	5/26/25	5,981	6,078
[3]	McDonald's Corp.	3.300%	7/1/25	10,936	11,055
[3]	McDonald's Corp.	1.450%	9/1/25	6,146	5,875
[3]	McDonald's Corp.	3.700%	1/30/26	6,586	6,750
[3]	McDonald's Corp.	3.500%	3/1/27	7,896	8,045
	NIKE Inc.	2.250%	5/1/23	1,400	1,401
	NIKE Inc.	2.400%	3/27/25	11,081	11,019
	NIKE Inc.	2.750%	3/27/27	9,866	9,823
	O'Reilly Automotive Inc.	3.850%	6/15/23	4,673	4,734
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,385	3,420
	Owens Corning	4.200%	12/1/24	3,143	3,216
	Owens Corning	3.400%	8/15/26	2,139	2,141
	PulteGroup Inc.	5.500%	3/1/26	4,389	4,678
	PulteGroup Inc.	5.000%	1/15/27	2,030	2,143
	PVH Corp.	4.625%	7/10/25	4,335	4,421
	Ralph Lauren Corp.	3.750%	9/15/25	3,506	3,585
	Ross Stores Inc.	4.600%	4/15/25	5,304	5,516
	Ross Stores Inc.	0.875%	4/15/26	10,080	9,204
	Sands China Ltd.	5.125%	8/8/25	15,625	15,473
	Sands China Ltd.	3.800%	1/8/26	6,221	5,907
[5]	Sands China Ltd.	2.550%	3/8/27	2,453	2,124
	Snap-on Inc.	3.250%	3/1/27	1,121	1,134
	Stanley Black & Decker Inc.	3.400%	3/1/26	6,488	6,559
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	4,263	4,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	3.850%	10/1/23	6,468	6,581
	Starbucks Corp.	3.800%	8/15/25	9,472	9,713
	Starbucks Corp.	2.450%	6/15/26	237	231
	Starbucks Corp.	2.000%	3/12/27	2,120	2,008
	Stellantis NV	5.250%	4/15/23	11,653	11,920
	TJX Cos. Inc.	2.500%	5/15/23	7,344	7,359
	TJX Cos. Inc.	2.250%	9/15/26	6,971	6,780
	Toll Brothers Finance Corp.	4.875%	11/15/25	2,300	2,369
	Toyota Motor Corp.	3.419%	7/20/23	11,912	12,061
	Toyota Motor Corp.	0.681%	3/25/24	3,725	3,591
	Toyota Motor Corp.	2.358%	7/2/24	3,660	3,630
	Toyota Motor Corp.	1.339%	3/25/26	9,607	9,019
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	2,592	2,604
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	8,296	8,341
[3]	Toyota Motor Credit Corp.	0.400%	4/6/23	10,969	10,787
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	12,362	12,057
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	4,562	4,503
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	3,707	3,756
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	6,112	6,095
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	8,666	8,367
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,769	4,795
[3]	Toyota Motor Credit Corp.	0.500%	6/18/24	10,231	9,760
	Toyota Motor Credit Corp.	0.625%	9/13/24	10,075	9,581
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	6,610	6,366
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	26,605	25,837
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	15,471	15,494
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	6,930	6,434
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,734	7,156
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,915	9,196
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	2,200	2,091
	Toyota Motor Credit Corp.	3.050%	3/22/27	12,000	11,968
	VF Corp.	2.400%	4/23/25	5,046	4,971
	Whirlpool Corp.	4.000%	3/1/24	2,175	2,216
	Whirlpool Corp.	3.700%	5/1/25	1,450	1,469
[3]	Yale University	0.873%	4/15/25	4,366	4,147
					1,172,866
Consumer Staples (1.4%)
	Altria Group Inc.	4.000%	1/31/24	9,231	9,412
	Altria Group Inc.	3.800%	2/14/24	4,925	4,989
	Altria Group Inc.	2.350%	5/6/25	9,325	9,058
	Altria Group Inc.	4.400%	2/14/26	11,343	11,742
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	40,790	41,719
	Archer-Daniels-Midland Co.	2.500%	8/11/26	5,036	4,949
	BAT Capital Corp.	3.222%	8/15/24	7,743	7,741
	BAT Capital Corp.	2.789%	9/6/24	15,120	14,931
	BAT Capital Corp.	3.215%	9/6/26	3,367	3,268
	BAT International Finance plc	1.668%	3/25/26	14,622	13,441
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,604
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	3,070	2,907
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	8,279	8,237
	Campbell Soup Co.	3.950%	3/15/25	16,420	16,732
	Campbell Soup Co.	3.300%	3/19/25	3,550	3,551
	Clorox Co.	3.500%	12/15/24	4,577	4,638
	Coca-Cola Co.	1.750%	9/6/24	8,588	8,504
	Coca-Cola Co.	3.375%	3/25/27	13,570	13,898
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,655
[3]	Colgate-Palmolive Co.	2.100%	5/1/23	2,150	2,146
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	4,285	4,355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conagra Brands Inc.	0.500%	8/11/23	4,000	3,890
	Conagra Brands Inc.	4.300%	5/1/24	14,331	14,726
	Conagra Brands Inc.	4.600%	11/1/25	9,148	9,479
	Constellation Brands Inc.	4.250%	5/1/23	11,940	12,164
	Constellation Brands Inc.	4.750%	11/15/24	9,614	10,002
	Constellation Brands Inc.	4.400%	11/15/25	4,775	4,940
	Constellation Brands Inc.	4.750%	12/1/25	4,192	4,395
	Constellation Brands Inc.	3.700%	12/6/26	5,350	5,413
	Costco Wholesale Corp.	2.750%	5/18/24	16,566	16,692
	Diageo Capital plc	2.625%	4/29/23	12,699	12,752
	Diageo Capital plc	3.500%	9/18/23	2,300	2,334
	Diageo Capital plc	2.125%	10/24/24	6,873	6,759
	Diageo Capital plc	1.375%	9/29/25	8,639	8,187
	Dollar General Corp.	3.250%	4/15/23	12,025	12,113
	Dollar General Corp.	4.150%	11/1/25	5,704	5,903
	Dollar Tree Inc.	4.000%	5/15/25	7,004	7,174
	Estee Lauder Cos. Inc.	2.000%	12/1/24	1,697	1,669
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,016	3,038
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	2,320	2,331
	General Mills Inc.	3.700%	10/17/23	16,122	16,387
	General Mills Inc.	3.650%	2/15/24	1,548	1,571
	General Mills Inc.	4.000%	4/17/25	1,145	1,170
	General Mills Inc.	3.200%	2/10/27	4,975	4,987
[5]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	7,000	6,980
[5]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	4,500	4,502
[5]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	17,000	17,008
	Hershey Co.	2.625%	5/1/23	750	752
	Hershey Co.	3.375%	5/15/23	3,543	3,582
	Hershey Co.	2.050%	11/15/24	3,482	3,441
	Hershey Co.	0.900%	6/1/25	3,250	3,063
	Hershey Co.	3.200%	8/21/25	1,527	1,537
	Hershey Co.	2.300%	8/15/26	4,275	4,179
	Hormel Foods Corp.	0.650%	6/3/24	6,585	6,320
	Ingredion Inc.	3.200%	10/1/26	4,627	4,597
	J M Smucker Co.	3.500%	3/15/25	9,315	9,443
	Kellogg Co.	2.650%	12/1/23	4,809	4,819
	Kellogg Co.	3.250%	4/1/26	3,151	3,163
	Keurig Dr Pepper Inc.	4.057%	5/25/23	8,845	8,997
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,694	7,752
	Keurig Dr Pepper Inc.	0.750%	3/15/24	8,740	8,448
	Keurig Dr Pepper Inc.	4.417%	5/25/25	9,430	9,717
	Keurig Dr Pepper Inc.	3.400%	11/15/25	1,924	1,937
	Keurig Dr Pepper Inc.	2.550%	9/15/26	104	101
	Kimberly-Clark Corp.	2.400%	6/1/23	450	450
	Kimberly-Clark Corp.	3.050%	8/15/25	2,040	2,054
	Kimberly-Clark Corp.	2.750%	2/15/26	3,101	3,096
	Kraft Heinz Foods Co.	3.000%	6/1/26	15,000	14,772
	Kroger Co.	3.850%	8/1/23	7,075	7,179
	Kroger Co.	4.000%	2/1/24	1,590	1,620
	Kroger Co.	3.500%	2/1/26	2,482	2,509
	Kroger Co.	2.650%	10/15/26	6,882	6,717
	McCormick & Co. Inc.	3.150%	8/15/24	8,197	8,222
	McCormick & Co. Inc.	0.900%	2/15/26	5,032	4,609
	Mead Johnson Nutrition Co.	4.125%	11/15/25	10,410	10,659
	Molson Coors Beverage Co.	3.000%	7/15/26	21,913	21,598
	Mondelez International Inc.	2.125%	3/17/24	1,600	1,587
	Mondelez International Inc.	1.500%	5/4/25	7,177	6,883
	Mondelez International Inc.	2.625%	3/17/27	7,090	6,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	0.750%	5/1/23	9,806	9,669
	PepsiCo Inc.	3.600%	3/1/24	5,867	5,993
	PepsiCo Inc.	2.250%	3/19/25	19,141	18,951
	PepsiCo Inc.	2.750%	4/30/25	8,359	8,350
	PepsiCo Inc.	3.500%	7/17/25	7,088	7,254
	PepsiCo Inc.	2.850%	2/24/26	5,455	5,494
	PepsiCo Inc.	2.375%	10/6/26	4,936	4,855
	PepsiCo Inc.	2.625%	3/19/27	10,746	10,665
	Philip Morris International Inc.	1.125%	5/1/23	8,846	8,737
	Philip Morris International Inc.	2.125%	5/10/23	4,822	4,808
	Philip Morris International Inc.	3.600%	11/15/23	5,575	5,673
	Philip Morris International Inc.	2.875%	5/1/24	3,875	3,885
	Philip Morris International Inc.	3.250%	11/10/24	3,183	3,208
	Philip Morris International Inc.	1.500%	5/1/25	8,467	8,083
	Philip Morris International Inc.	3.375%	8/11/25	5,835	5,876
	Philip Morris International Inc.	2.750%	2/25/26	7,560	7,486
	Philip Morris International Inc.	0.875%	5/1/26	3,317	3,030
	Procter & Gamble Co.	3.100%	8/15/23	9,218	9,348
	Procter & Gamble Co.	0.550%	10/29/25	2,555	2,377
	Procter & Gamble Co.	2.700%	2/2/26	2,431	2,436
	Procter & Gamble Co.	2.450%	11/3/26	3,120	3,077
	Procter & Gamble Co.	2.800%	3/25/27	14,905	14,931
	Reynolds American Inc.	4.850%	9/15/23	6,008	6,162
	Reynolds American Inc.	4.450%	6/12/25	31,861	32,528
	Sysco Corp.	3.750%	10/1/25	7,166	7,291
	Sysco Corp.	3.300%	7/15/26	5,551	5,577
	Target Corp.	3.500%	7/1/24	3,384	3,459
	Target Corp.	2.250%	4/15/25	14,903	14,694
	Target Corp.	2.500%	4/15/26	11,062	10,992
	Target Corp.	1.950%	1/15/27	7,765	7,511
	Tyson Foods Inc.	3.900%	9/28/23	2,941	2,985
	Tyson Foods Inc.	3.950%	8/15/24	16,919	17,245
	Tyson Foods Inc.	4.000%	3/1/26	10,000	10,235
	Unilever Capital Corp.	0.375%	9/14/23	2,614	2,548
	Unilever Capital Corp.	3.250%	3/7/24	8,215	8,323
	Unilever Capital Corp.	2.600%	5/5/24	5,800	5,815
	Unilever Capital Corp.	0.626%	8/12/24	2,850	2,729
	Unilever Capital Corp.	3.375%	3/22/25	3,343	3,392
	Unilever Capital Corp.	3.100%	7/30/25	5,175	5,218
	Unilever Capital Corp.	2.000%	7/28/26	6,777	6,531
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	7,583	7,715
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,809	13,891
	Walmart Inc.	2.550%	4/11/23	7,514	7,561
	Walmart Inc.	3.400%	6/26/23	15,128	15,385
	Walmart Inc.	3.300%	4/22/24	12,475	12,688
	Walmart Inc.	2.850%	7/8/24	8,723	8,821
	Walmart Inc.	2.650%	12/15/24	14,346	14,455
	Walmart Inc.	3.550%	6/26/25	11,868	12,208
	Walmart Inc.	3.050%	7/8/26	5,870	5,952
	Walmart Inc.	1.050%	9/17/26	3,500	3,264
					979,128
Energy (1.7%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	1,885	1,841
	Baker Hughes Holdings LLC	2.061%	12/15/26	2,525	2,406
	Boardwalk Pipelines LP	4.950%	12/15/24	3,443	3,558
	Boardwalk Pipelines LP	5.950%	6/1/26	9,355	10,104
[3]	BP Capital Markets America Inc.	2.750%	5/10/23	14,686	14,762
	BP Capital Markets America Inc.	3.790%	2/6/24	4,485	4,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.194%	4/6/25	8,872	8,931
	BP Capital Markets America Inc.	3.796%	9/21/25	8,417	8,662
	BP Capital Markets America Inc.	3.410%	2/11/26	5,993	6,064
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	15,019	14,965
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	8,492	8,455
	BP Capital Markets plc	3.994%	9/26/23	3,026	3,086
	BP Capital Markets plc	3.814%	2/10/24	6,861	6,999
	BP Capital Markets plc	3.535%	11/4/24	7,596	7,719
	BP Capital Markets plc	3.506%	3/17/25	5,197	5,290
	Canadian Natural Resources Ltd.	3.800%	4/15/24	1,115	1,130
	Canadian Natural Resources Ltd.	3.900%	2/1/25	4,603	4,663
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,651	6,378
	Cenovus Energy Inc.	5.375%	7/15/25	8,024	8,468
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	16,160	17,202
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	15,334	16,229
	Chevron Corp.	1.141%	5/11/23	12,754	12,622
	Chevron Corp.	2.566%	5/16/23	5,242	5,260
	Chevron Corp.	3.191%	6/24/23	13,852	13,999
	Chevron Corp.	2.895%	3/3/24	9,543	9,643
	Chevron Corp.	1.554%	5/11/25	22,216	21,426
	Chevron Corp.	3.326%	11/17/25	6,077	6,164
	Chevron Corp.	2.954%	5/16/26	11,345	11,403
	Chevron USA Inc.	0.426%	8/11/23	7,450	7,284
	Chevron USA Inc.	3.900%	11/15/24	6,365	6,560
	Chevron USA Inc.	0.687%	8/12/25	4,658	4,348
	CNOOC Finance 2014 ULC	4.250%	4/30/24	4,509	4,606
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	1,400	1,413
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	3,900	3,913
	Columbia Pipeline Group Inc.	4.500%	6/1/25	2,908	3,003
	ConocoPhillips Co.	2.125%	3/8/24	8,000	7,926
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,518
	ConocoPhillips Co.	2.400%	3/7/25	8,000	7,912
	ConocoPhillips Co.	3.350%	5/15/25	638	640
	ConocoPhillips Co.	4.950%	3/15/26	10,038	10,752
	Continental Resources Inc.	3.800%	6/1/24	5,410	5,445
[5]	Coterra Energy Inc.	4.375%	6/1/24	7,267	7,418
	Devon Energy Corp.	5.250%	9/15/24	6,023	6,295
	Devon Energy Corp.	5.850%	12/15/25	2,625	2,843
	Diamondback Energy Inc.	3.250%	12/1/26	6,950	6,942
	Enbridge Energy Partners LP	5.875%	10/15/25	4,747	5,117
	Enbridge Inc.	4.000%	10/1/23	4,721	4,794
	Enbridge Inc.	0.550%	10/4/23	2,845	2,757
	Enbridge Inc.	2.150%	2/16/24	1,000	987
	Enbridge Inc.	3.500%	6/10/24	6,600	6,666
	Enbridge Inc.	2.500%	1/15/25	3,129	3,068
	Enbridge Inc.	2.500%	2/14/25	2,000	1,958
	Enbridge Inc.	1.600%	10/4/26	1,865	1,727
	Enbridge Inc.	4.250%	12/1/26	6,273	6,480
[3]	Energy Transfer LP	4.200%	9/15/23	3,859	3,911
	Energy Transfer LP	4.500%	11/1/23	8,639	8,774
[3]	Energy Transfer LP	5.875%	1/15/24	14,135	14,690
	Energy Transfer LP	4.900%	2/1/24	4,055	4,149
	Energy Transfer LP	4.250%	4/1/24	3,248	3,299
	Energy Transfer LP	4.500%	4/15/24	6,620	6,750
	Energy Transfer LP	3.900%	5/15/24	5,211	5,247
	Energy Transfer LP	4.050%	3/15/25	5,519	5,589
	Energy Transfer LP	2.900%	5/15/25	7,743	7,600
	Energy Transfer LP	5.950%	12/1/25	6,108	6,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	4.750%	1/15/26	7,340	7,622
	Energy Transfer LP	3.900%	7/15/26	5,115	5,148
	Energy Transfer LP	4.400%	3/15/27	5,932	6,049
	Enterprise Products Operating LLC	3.900%	2/15/24	7,205	7,338
	Enterprise Products Operating LLC	3.750%	2/15/25	18,520	18,867
	Enterprise Products Operating LLC	3.700%	2/15/26	638	647
	EOG Resources Inc.	3.150%	4/1/25	5,770	5,799
	EOG Resources Inc.	4.150%	1/15/26	6,363	6,589
	EQT Corp.	6.625%	2/1/25	5,000	5,284
[5]	EQT Corp.	3.125%	5/15/26	4,200	4,073
	Exxon Mobil Corp.	1.571%	4/15/23	20,472	20,396
	Exxon Mobil Corp.	3.176%	3/15/24	8,662	8,785
	Exxon Mobil Corp.	2.019%	8/16/24	10,767	10,658
	Exxon Mobil Corp.	2.709%	3/6/25	10,000	9,988
	Exxon Mobil Corp.	2.992%	3/19/25	37,645	37,849
	Exxon Mobil Corp.	3.043%	3/1/26	18,662	18,815
	Exxon Mobil Corp.	3.294%	3/19/27	2,115	2,158
	Halliburton Co.	3.500%	8/1/23	5,052	5,103
	Halliburton Co.	3.800%	11/15/25	3,511	3,586
	Hess Corp.	3.500%	7/15/24	2,800	2,822
	HollyFrontier Corp.	2.625%	10/1/23	1,556	1,542
	HollyFrontier Corp.	5.875%	4/1/26	8,080	8,460
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	4,639	4,681
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,600	5,694
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,026	10,236
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,983	6,113
	Kinder Morgan Inc.	4.300%	6/1/25	5,568	5,716
	Kinder Morgan Inc.	1.750%	11/15/26	4,000	3,718
	Magellan Midstream Partners LP	5.000%	3/1/26	3,605	3,803
	Marathon Petroleum Corp.	3.625%	9/15/24	6,877	6,933
	Marathon Petroleum Corp.	4.700%	5/1/25	22,354	23,258
	Marathon Petroleum Corp.	5.125%	12/15/26	7,025	7,486
	MPLX LP	4.500%	7/15/23	11,720	11,915
	MPLX LP	4.875%	12/1/24	8,206	8,505
	MPLX LP	4.000%	2/15/25	8,073	8,177
	MPLX LP	4.875%	6/1/25	7,625	7,905
	MPLX LP	1.750%	3/1/26	3,826	3,591
	MPLX LP	4.125%	3/1/27	10,296	10,546
	ONEOK Inc.	7.500%	9/1/23	4,884	5,139
	ONEOK Inc.	2.750%	9/1/24	3,111	3,074
	ONEOK Inc.	5.850%	1/15/26	2,755	2,963
	ONEOK Partners LP	5.000%	9/15/23	4,695	4,809
	ONEOK Partners LP	4.900%	3/15/25	9,855	10,176
	Ovintiv Exploration Inc.	5.625%	7/1/24	5,592	5,878
	Ovintiv Exploration Inc.	5.375%	1/1/26	4,352	4,616
	Phillips 66	3.700%	4/6/23	3,250	3,294
	Phillips 66	0.900%	2/15/24	3,000	2,905
	Phillips 66	3.850%	4/9/25	15,400	15,707
	Phillips 66	1.300%	2/15/26	335	313
	Phillips 66 Partners LP	2.450%	12/15/24	3,280	3,228
	Phillips 66 Partners LP	3.605%	2/15/25	3,675	3,708
	Phillips 66 Partners LP	3.550%	10/1/26	5,246	5,255
	Pioneer Natural Resources Co.	0.550%	5/15/23	3,868	3,782
	Pioneer Natural Resources Co.	1.125%	1/15/26	7,015	6,510
	Plains All American Pipeline LP	3.850%	10/15/23	7,121	7,184
	Plains All American Pipeline LP	3.600%	11/1/24	6,365	6,380
	Plains All American Pipeline LP	4.650%	10/15/25	8,016	8,241
	Plains All American Pipeline LP	4.500%	12/15/26	6,739	6,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,200	9,419
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	22,875	23,957
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	14,163	14,975
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	11,518	12,462
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	10,622	11,243
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,907	4,651
	Schlumberger Investment SA	3.650%	12/1/23	8,651	8,790
	Shell International Finance BV	0.375%	9/15/23	7,013	6,834
	Shell International Finance BV	3.500%	11/13/23	2,882	2,934
	Shell International Finance BV	2.000%	11/7/24	11,821	11,666
	Shell International Finance BV	3.250%	5/11/25	21,313	21,527
	Shell International Finance BV	2.875%	5/10/26	7,000	7,017
	Shell International Finance BV	2.500%	9/12/26	10,997	10,835
	Spectra Energy Partners LP	4.750%	3/15/24	8,905	9,162
	Spectra Energy Partners LP	3.500%	3/15/25	5,252	5,286
	Spectra Energy Partners LP	3.375%	10/15/26	8,096	8,083
	Suncor Energy Inc.	2.800%	5/15/23	4,992	5,003
	Suncor Energy Inc.	3.100%	5/15/25	5,179	5,157
	Targa Resources Partners LP	5.875%	4/15/26	3,500	3,610
	TC PipeLines LP	4.375%	3/13/25	850	870
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	13,846	13,888
	TotalEnergies Capital International SA	3.700%	1/15/24	12,088	12,295
	TotalEnergies Capital International SA	3.750%	4/10/24	4,161	4,242
	TotalEnergies Capital International SA	2.434%	1/10/25	2,654	2,624
	TransCanada PipeLines Ltd.	3.750%	10/16/23	11,919	12,093
	TransCanada PipeLines Ltd.	1.000%	10/12/24	10,150	9,651
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,234	2,346
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,003	8,028
	Williams Cos. Inc.	4.500%	11/15/23	3,183	3,251
	Williams Cos. Inc.	4.300%	3/4/24	10,515	10,742
	Williams Cos. Inc.	4.550%	6/24/24	9,096	9,349
	Williams Cos. Inc.	3.900%	1/15/25	4,882	4,949
	Williams Cos. Inc.	4.000%	9/15/25	14,724	14,939
					1,158,715
Financials (10.8%)
	AerCap Ireland Capital DAC	4.125%	7/3/23	4,564	4,586
	AerCap Ireland Capital DAC	4.500%	9/15/23	8,117	8,185
	AerCap Ireland Capital DAC	1.150%	10/29/23	11,876	11,370
	AerCap Ireland Capital DAC	4.875%	1/16/24	6,705	6,792
	AerCap Ireland Capital DAC	3.150%	2/15/24	13,334	13,122
	AerCap Ireland Capital DAC	2.875%	8/14/24	5,175	5,036
	AerCap Ireland Capital DAC	1.650%	10/29/24	27,450	25,933
	AerCap Ireland Capital DAC	3.500%	1/15/25	4,978	4,887
	AerCap Ireland Capital DAC	6.500%	7/15/25	14,017	14,865
	AerCap Ireland Capital DAC	4.450%	10/1/25	9,023	9,054
	AerCap Ireland Capital DAC	1.750%	1/30/26	12,585	11,563
	AerCap Ireland Capital DAC	4.450%	4/3/26	800	807
	AerCap Ireland Capital DAC	2.450%	10/29/26	54,680	50,548
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,750	3,846
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,281	4,320
	Aflac Inc.	3.625%	11/15/24	9,763	9,992
	Aflac Inc.	3.250%	3/17/25	3,625	3,665
	Aflac Inc.	1.125%	3/15/26	3,478	3,238
	Aflac Inc.	2.875%	10/15/26	2,265	2,264
	Air Lease Corp.	3.875%	7/3/23	8,929	9,015
	Air Lease Corp.	3.000%	9/15/23	2,887	2,877
[3]	Air Lease Corp.	4.250%	2/1/24	7,690	7,790
[3]	Air Lease Corp.	0.700%	2/15/24	3,450	3,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	0.800%	8/18/24	6,845	6,444
	Air Lease Corp.	4.250%	9/15/24	3,555	3,599
[3]	Air Lease Corp.	2.300%	2/1/25	5,432	5,223
	Air Lease Corp.	3.250%	3/1/25	10,788	10,634
	Air Lease Corp.	3.375%	7/1/25	6,593	6,506
[3]	Air Lease Corp.	2.875%	1/15/26	7,044	6,800
[3]	Air Lease Corp.	3.750%	6/1/26	5,923	5,883
	Air Lease Corp.	1.875%	8/15/26	10,108	9,325
	Aircastle Ltd.	5.000%	4/1/23	4,724	4,799
	Aircastle Ltd.	4.400%	9/25/23	7,060	7,079
	Aircastle Ltd.	4.125%	5/1/24	50	50
	Aircastle Ltd.	4.250%	6/15/26	5,008	4,939
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,163	4,242
	Allstate Corp.	3.150%	6/15/23	1,800	1,817
	Allstate Corp.	0.750%	12/15/25	3,807	3,528
	Allstate Corp.	3.280%	12/15/26	5,030	5,092
[3]	Allstate Corp.	5.750%	8/15/53	10,964	10,928
	Ally Financial Inc.	3.050%	6/5/23	8,432	8,466
	Ally Financial Inc.	1.450%	10/2/23	11,162	10,900
	Ally Financial Inc.	3.875%	5/21/24	12,825	12,984
	Ally Financial Inc.	5.125%	9/30/24	14,577	15,227
	Ally Financial Inc.	4.625%	3/30/25	8,024	8,295
	Ally Financial Inc.	5.800%	5/1/25	6,329	6,718
	American Express Co.	3.700%	8/3/23	12,824	13,062
	American Express Co.	0.750%	11/3/23	500	488
	American Express Co.	3.400%	2/22/24	11,297	11,453
	American Express Co.	2.500%	7/30/24	19,889	19,806
	American Express Co.	3.000%	10/30/24	14,110	14,174
	American Express Co.	3.625%	12/5/24	5,428	5,531
	American Express Co.	2.250%	3/4/25	6,505	6,388
	American Express Co.	4.200%	11/6/25	6,598	6,860
	American Express Co.	3.125%	5/20/26	2,592	2,600
	American Express Co.	1.650%	11/4/26	9,175	8,650
	American Express Co.	2.550%	3/4/27	6,725	6,536
	American Financial Group Inc.	3.500%	8/15/26	2,663	2,687
	American International Group Inc.	4.125%	2/15/24	11,941	12,230
	American International Group Inc.	2.500%	6/30/25	16,632	16,302
	American International Group Inc.	3.750%	7/10/25	6,226	6,334
	American International Group Inc.	3.900%	4/1/26	11,516	11,808
	Ameriprise Financial Inc.	4.000%	10/15/23	9,178	9,363
	Ameriprise Financial Inc.	3.700%	10/15/24	4,264	4,333
	Ameriprise Financial Inc.	3.000%	4/2/25	7,277	7,261
	Aon Global Ltd.	4.000%	11/27/23	6,803	6,923
	Aon Global Ltd.	3.500%	6/14/24	7,070	7,136
	Aon Global Ltd.	3.875%	12/15/25	5,159	5,270
	Arch Capital Finance LLC	4.011%	12/15/26	2,960	3,045
	Ares Capital Corp.	4.200%	6/10/24	8,111	8,173
	Ares Capital Corp.	4.250%	3/1/25	3,632	3,629
	Ares Capital Corp.	3.250%	7/15/25	8,366	8,126
	Ares Capital Corp.	3.875%	1/15/26	12,160	11,949
	Ares Capital Corp.	2.150%	7/15/26	6,699	6,058
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,600	2,662
	Assurant Inc.	4.200%	9/27/23	2,300	2,342
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,699	1,757
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,132	3,210
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,750
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,187
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	2,734	2,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	5,930	5,455
	Banco Santander SA	3.848%	4/12/23	13,503	13,686
	Banco Santander SA	2.706%	6/27/24	7,831	7,759
	Banco Santander SA	0.701%	6/30/24	3,800	3,690
	Banco Santander SA	2.746%	5/28/25	16,400	15,992
	Banco Santander SA	5.179%	11/19/25	7,285	7,527
	Banco Santander SA	1.849%	3/25/26	8,850	8,277
	Banco Santander SA	1.722%	9/14/27	9,120	8,267
	Bank of America Corp.	4.100%	7/24/23	14,846	15,214
[3]	Bank of America Corp.	4.125%	1/22/24	5,065	5,199
[3]	Bank of America Corp.	3.550%	3/5/24	37,602	37,858
[3]	Bank of America Corp.	4.000%	4/1/24	7,489	7,691
[3]	Bank of America Corp.	1.486%	5/19/24	8,299	8,185
[3]	Bank of America Corp.	0.523%	6/14/24	17,745	17,249
[3]	Bank of America Corp.	3.864%	7/23/24	19,013	19,240
[3]	Bank of America Corp.	4.200%	8/26/24	25,695	26,332
[3]	Bank of America Corp.	0.810%	10/24/24	22,348	21,614
[3]	Bank of America Corp.	4.000%	1/22/25	16,680	16,991
	Bank of America Corp.	1.843%	2/4/25	1,650	1,615
[3]	Bank of America Corp.	3.458%	3/15/25	3,233	3,253
[3]	Bank of America Corp.	3.950%	4/21/25	26,760	27,253
	Bank of America Corp.	0.976%	4/22/25	18,016	17,262
[3]	Bank of America Corp.	3.875%	8/1/25	7,070	7,262
[3]	Bank of America Corp.	0.981%	9/25/25	14,095	13,374
[3]	Bank of America Corp.	3.093%	10/1/25	23,864	23,783
[3]	Bank of America Corp.	2.456%	10/22/25	26,680	26,210
[3]	Bank of America Corp.	1.530%	12/6/25	11,800	11,291
[3]	Bank of America Corp.	3.366%	1/23/26	17,466	17,464
[3]	Bank of America Corp.	2.015%	2/13/26	34,764	33,469
[3]	Bank of America Corp.	4.450%	3/3/26	1,838	1,902
[3]	Bank of America Corp.	3.384%	4/2/26	8,250	8,239
[3]	Bank of America Corp.	3.500%	4/19/26	4,141	4,198
[3]	Bank of America Corp.	1.319%	6/19/26	53,445	50,053
	Bank of America Corp.	6.220%	9/15/26	664	728
[3]	Bank of America Corp.	4.250%	10/22/26	15,001	15,458
[3]	Bank of America Corp.	1.197%	10/24/26	16,389	15,166
[3]	Bank of America Corp.	1.658%	3/11/27	36,929	34,492
[3]	Bank of America Corp.	3.559%	4/23/27	31,412	31,525
	Bank of America Corp.	1.734%	7/22/27	75,635	70,307
[3]	Bank of America Corp.	4.183%	11/25/27	22,174	22,626
[3]	Bank of America Corp.	3.824%	1/20/28	16,643	16,840
	Bank of America Corp.	2.551%	2/4/28	9,999	9,563
[3]	Bank of Montreal	0.400%	9/15/23	8,856	8,593
	Bank of Montreal	0.450%	12/8/23	10,135	9,774
[3]	Bank of Montreal	3.300%	2/5/24	9,956	10,095
[3]	Bank of Montreal	2.150%	3/8/24	5,355	5,302
[3]	Bank of Montreal	2.500%	6/28/24	6,951	6,920
[3]	Bank of Montreal	1.500%	1/10/25	4,000	3,833
[3]	Bank of Montreal	1.850%	5/1/25	24,053	23,173
[3]	Bank of Montreal	1.250%	9/15/26	10,608	9,740
[3]	Bank of Montreal	0.949%	1/22/27	15,375	14,108
[3]	Bank of Montreal	2.650%	3/8/27	5,625	5,441
[3]	Bank of Montreal	4.338%	10/5/28	4,520	4,592
[3]	Bank of Montreal	4.800%	Perpetual	117	116
[3]	Bank of New York Mellon Corp.	3.500%	4/28/23	8,153	8,263
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	12,550	12,723
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	10,334	10,329
[3]	Bank of New York Mellon Corp.	0.350%	12/7/23	6,889	6,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of New York Mellon Corp.	0.500%	4/26/24	6,369	6,105
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,147
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	10,689	10,806
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	3,515	3,470
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,735	3,756
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	6,686	6,456
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	5,360	5,376
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,655	1,629
	Bank of New York Mellon Corp.	2.050%	1/26/27	3,384	3,264
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,186	7,278
	Bank of Nova Scotia	1.625%	5/1/23	2,751	2,733
	Bank of Nova Scotia	0.400%	9/15/23	7,942	7,713
	Bank of Nova Scotia	0.550%	9/15/23	5,150	5,006
	Bank of Nova Scotia	3.400%	2/11/24	16,705	16,918
	Bank of Nova Scotia	2.440%	3/11/24	5,000	4,977
	Bank of Nova Scotia	0.700%	4/15/24	14,751	14,149
	Bank of Nova Scotia	0.650%	7/31/24	49	47
	Bank of Nova Scotia	1.450%	1/10/25	4,450	4,275
	Bank of Nova Scotia	2.200%	2/3/25	18,354	17,925
	Bank of Nova Scotia	1.300%	6/11/25	1,830	1,728
	Bank of Nova Scotia	4.500%	12/16/25	9,367	9,691
	Bank of Nova Scotia	1.050%	3/2/26	7,873	7,238
	Bank of Nova Scotia	1.350%	6/24/26	5,175	4,806
	Bank of Nova Scotia	2.700%	8/3/26	12,052	11,815
	Bank of Nova Scotia	1.300%	9/15/26	9,055	8,331
	BankUnited Inc.	4.875%	11/17/25	3,507	3,664
[3]	Barclays Bank plc	3.750%	5/15/24	1,700	1,727
[3]	Barclays plc	4.338%	5/16/24	32,514	33,036
	Barclays plc	4.375%	9/11/24	4,568	4,637
	Barclays plc	1.007%	12/10/24	2,274	2,183
	Barclays plc	3.650%	3/16/25	11,690	11,733
[3]	Barclays plc	3.932%	5/7/25	9,253	9,325
	Barclays plc	4.375%	1/12/26	21,561	22,039
[3]	Barclays plc	2.852%	5/7/26	17,616	17,127
	Barclays plc	5.200%	5/12/26	17,950	18,726
	Barclays plc	2.279%	11/24/27	11,571	10,762
	Berkshire Hathaway Inc.	3.125%	3/15/26	24,361	24,631
	BGC Partners Inc.	5.375%	7/24/23	4,314	4,414
	BGC Partners Inc.	3.750%	10/1/24	1,417	1,410
	BlackRock Inc.	3.500%	3/18/24	8,598	8,772
[5]	Blackstone Private Credit Fund	2.350%	11/22/24	3,380	3,204
[5]	Blackstone Private Credit Fund	2.625%	12/15/26	11,477	10,300
[5]	Blackstone Private Credit Fund	3.250%	3/15/27	12,120	11,128
	Blackstone Secured Lending Fund	3.650%	7/14/23	120	121
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,417	4,334
	Blackstone Secured Lending Fund	2.750%	9/16/26	6,795	6,328
[5]	Blackstone Secured Lending Fund	2.125%	2/15/27	568	504
[3]	BNP Paribas SA	4.250%	10/15/24	7,990	8,193
[5]	BPCE SA	3.000%	5/22/22	6,000	6,013
	BPCE SA	4.000%	4/15/24	6,993	7,121
[3]	BPCE SA	3.375%	12/2/26	580	577
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,456	4,518
	Brookfield Finance Inc.	4.000%	4/1/24	7,659	7,778
	Brookfield Finance Inc.	4.250%	6/2/26	2,606	2,686
	Brown & Brown Inc.	4.200%	9/15/24	4,329	4,444
	Business Development Corp. of America	3.250%	3/30/26	3,350	3,107
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	8,375	8,398
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	3,113	3,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	7,870	7,725
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,389	8,514
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	9,731	9,395
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	5,805	5,828
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	4,352	4,132
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	7,073	6,910
[2]	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,100	6,093
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,110	3,790
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,195	5,695
[3]	Capital One Bank USA NA	2.280%	1/28/26	647	628
	Capital One Financial Corp.	2.600%	5/11/23	12,686	12,725
	Capital One Financial Corp.	3.500%	6/15/23	4,231	4,277
	Capital One Financial Corp.	3.900%	1/29/24	5,197	5,282
	Capital One Financial Corp.	3.750%	4/24/24	7,314	7,422
	Capital One Financial Corp.	3.300%	10/30/24	15,865	15,962
	Capital One Financial Corp.	1.343%	12/6/24	9,900	9,608
	Capital One Financial Corp.	3.200%	2/5/25	9,115	9,129
	Capital One Financial Corp.	4.250%	4/30/25	19,277	19,808
	Capital One Financial Corp.	4.200%	10/29/25	12,393	12,707
	Capital One Financial Corp.	2.636%	3/3/26	9,700	9,497
	Capital One Financial Corp.	3.750%	7/28/26	7,812	7,866
	Capital One Financial Corp.	3.750%	3/9/27	10,600	10,683
	Cboe Global Markets Inc.	3.650%	1/12/27	2,225	2,268
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,565
	Charles Schwab Corp.	3.550%	2/1/24	3,852	3,915
	Charles Schwab Corp.	0.750%	3/18/24	19,827	19,168
	Charles Schwab Corp.	3.750%	4/1/24	4,100	4,173
	Charles Schwab Corp.	3.000%	3/10/25	2,520	2,522
	Charles Schwab Corp.	4.200%	3/24/25	6,125	6,347
	Charles Schwab Corp.	3.625%	4/1/25	2,240	2,279
	Charles Schwab Corp.	3.850%	5/21/25	7,523	7,714
	Charles Schwab Corp.	0.900%	3/11/26	800	741
	Charles Schwab Corp.	1.150%	5/13/26	25,605	23,869
	Charles Schwab Corp.	3.200%	3/2/27	3,670	3,693
	Chubb INA Holdings Inc.	3.350%	5/15/24	6,728	6,827
	Chubb INA Holdings Inc.	3.150%	3/15/25	15,687	15,869
	Chubb INA Holdings Inc.	3.350%	5/3/26	5,738	5,820
[3]	Citibank NA	3.650%	1/23/24	9,504	9,675
	Citigroup Inc.	3.500%	5/15/23	19,807	20,098
	Citigroup Inc.	3.875%	10/25/23	16,142	16,501
[3]	Citigroup Inc.	1.678%	5/15/24	24,762	24,542
[3]	Citigroup Inc.	4.044%	6/1/24	27,772	28,131
	Citigroup Inc.	3.750%	6/16/24	10,179	10,356
	Citigroup Inc.	4.000%	8/5/24	285	292
	Citigroup Inc.	0.776%	10/30/24	19,705	19,040
	Citigroup Inc.	3.875%	3/26/25	6,866	6,954
[3]	Citigroup Inc.	3.352%	4/24/25	17,274	17,320
	Citigroup Inc.	3.300%	4/27/25	2,543	2,561
	Citigroup Inc.	0.981%	5/1/25	7,777	7,421
	Citigroup Inc.	4.400%	6/10/25	25,353	26,089
	Citigroup Inc.	5.500%	9/13/25	12,862	13,739
	Citigroup Inc.	3.700%	1/12/26	17,585	17,812
	Citigroup Inc.	2.014%	1/25/26	12,180	11,728
	Citigroup Inc.	4.600%	3/9/26	8,885	9,222
[3]	Citigroup Inc.	3.106%	4/8/26	45,374	44,992
	Citigroup Inc.	3.400%	5/1/26	9,270	9,349
	Citigroup Inc.	3.200%	10/21/26	4,657	4,621
	Citigroup Inc.	4.300%	11/20/26	12,807	13,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	1.122%	1/28/27	12,077	11,097
	Citigroup Inc.	1.462%	6/9/27	800	737
[3]	Citigroup Inc.	3.887%	1/10/28	11,067	11,187
[3]	Citigroup Inc.	3.070%	2/24/28	5,435	5,304
[3]	Citizens Bank NA	2.250%	4/28/25	3,482	3,378
[3]	Citizens Bank NA	3.750%	2/18/26	6,571	6,709
	Citizens Financial Group Inc.	2.850%	7/27/26	2,169	2,137
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,731
	CME Group Inc.	3.000%	3/15/25	9,533	9,604
	CNA Financial Corp.	3.950%	5/15/24	3,958	4,027
	CNA Financial Corp.	4.500%	3/1/26	2,174	2,266
	CNO Financial Group Inc.	5.250%	5/30/25	7,675	8,015
[3]	Comerica Bank	2.500%	7/23/24	3,604	3,556
	Comerica Inc.	3.700%	7/31/23	10,601	10,744
	Cooperatieve Rabobank UA	0.375%	1/12/24	3,099	2,976
	Cooperatieve Rabobank UA	1.375%	1/10/25	5,000	4,785
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	20,393	20,529
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,301	11,492
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	6,936	6,893
[2,5]	Corebridge Financial Inc.	3.650%	4/5/27	16,000	15,978
	Credit Suisse AG	1.000%	5/5/23	7,214	7,107
[3]	Credit Suisse AG	0.520%	8/9/23	1,147	1,117
	Credit Suisse AG	0.495%	2/2/24	9,505	9,093
[3]	Credit Suisse AG	3.625%	9/9/24	21,579	21,829
	Credit Suisse AG	2.950%	4/9/25	45,983	45,503
	Credit Suisse AG	1.250%	8/7/26	19,195	17,547
	Credit Suisse Group AG	3.800%	6/9/23	11,921	12,035
	Credit Suisse Group AG	3.750%	3/26/25	17,942	17,889
	Credit Suisse Group AG	4.550%	4/17/26	4,966	5,052
[3]	Deutsche Bank AG	0.962%	11/8/23	12,367	12,016
[3]	Deutsche Bank AG	3.700%	5/30/24	19,220	19,306
	Deutsche Bank AG	3.700%	5/30/24	1,725	1,739
[3]	Deutsche Bank AG	2.222%	9/18/24	15,303	14,978
	Deutsche Bank AG	1.447%	4/1/25	4,470	4,272
[3]	Deutsche Bank AG	3.961%	11/26/25	2,232	2,231
	Deutsche Bank AG	4.100%	1/13/26	100	101
[3]	Deutsche Bank AG	4.100%	1/13/26	3,300	3,325
	Deutsche Bank AG	1.686%	3/19/26	6,729	6,312
	Deutsche Bank AG	2.129%	11/24/26	6,645	6,170
	Deutsche Bank AG	2.311%	11/16/27	14,274	13,133
	Deutsche Bank AG	2.552%	1/7/28	14,135	13,062
[3]	Discover Bank	4.200%	8/8/23	12,361	12,574
	Discover Bank	2.450%	9/12/24	13,714	13,481
[3]	Discover Bank	4.250%	3/13/26	3,131	3,215
[3]	Discover Bank	3.450%	7/27/26	531	529
[3]	Discover Bank	4.682%	8/9/28	11,110	11,262
	Discover Financial Services	3.950%	11/6/24	836	850
	Discover Financial Services	3.750%	3/4/25	3,870	3,911
	Discover Financial Services	4.500%	1/30/26	3,769	3,884
	Discover Financial Services	4.100%	2/9/27	14,005	14,306
	Eaton Vance Corp.	3.625%	6/15/23	1,850	1,872
	Equitable Holdings Inc.	3.900%	4/20/23	4,724	4,787
	Fifth Third Bancorp	1.625%	5/5/23	1,712	1,696
	Fifth Third Bancorp	4.300%	1/16/24	13,247	13,549
	Fifth Third Bancorp	3.650%	1/25/24	10,962	11,103
	Fifth Third Bancorp	2.375%	1/28/25	6,194	6,060
[3]	Fifth Third Bank NA	3.850%	3/15/26	14,216	14,458
[3]	Fifth Third Bank NA	2.250%	2/1/27	6,206	5,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	First American Financial Corp.	4.600%	11/15/24	1,619	1,666
	First Horizon Corp.	4.000%	5/26/25	2,550	2,582
[3]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	2,755	2,730
	Franklin Resources Inc.	2.850%	3/30/25	4,829	4,822
	FS KKR Capital Corp.	4.625%	7/15/24	6,186	6,265
	FS KKR Capital Corp.	4.125%	2/1/25	3,467	3,457
	FS KKR Capital Corp.	3.400%	1/15/26	3,193	3,095
	FS KKR Capital Corp.	2.625%	1/15/27	2,264	2,082
	GATX Corp.	3.900%	3/30/23	2,475	2,509
	GATX Corp.	3.250%	3/30/25	2,525	2,504
	GATX Corp.	3.250%	9/15/26	2,445	2,433
	GATX Corp.	3.850%	3/30/27	3,397	3,456
	GE Capital Funding LLC	3.450%	5/15/25	12,645	12,672
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,290	3,288
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,424	3,284
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	31,481	31,100
	Goldman Sachs Group Inc.	1.217%	12/6/23	10,000	9,766
	Goldman Sachs Group Inc.	3.625%	2/20/24	21,361	21,643
	Goldman Sachs Group Inc.	4.000%	3/3/24	14,325	14,620
	Goldman Sachs Group Inc.	3.000%	3/15/24	10,000	9,989
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	9,780	9,948
[3]	Goldman Sachs Group Inc.	0.657%	9/10/24	11,815	11,433
	Goldman Sachs Group Inc.	0.925%	10/21/24	9,950	9,645
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,645	6,711
	Goldman Sachs Group Inc.	1.757%	1/24/25	24,850	24,233
	Goldman Sachs Group Inc.	3.500%	4/1/25	37,705	38,011
	Goldman Sachs Group Inc.	3.750%	5/22/25	21,042	21,372
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	38,546	38,560
	Goldman Sachs Group Inc.	4.250%	10/21/25	22,150	22,752
	Goldman Sachs Group Inc.	3.750%	2/25/26	13,762	13,996
	Goldman Sachs Group Inc.	3.500%	11/16/26	388	390
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	11,662	10,692
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,605	8,361
	Goldman Sachs Group Inc.	3.850%	1/26/27	21,101	21,348
	Goldman Sachs Group Inc.	1.431%	3/9/27	23,440	21,633
	Goldman Sachs Group Inc.	1.542%	9/10/27	10,921	10,009
	Goldman Sachs Group Inc.	1.948%	10/21/27	59,742	55,547
	Goldman Sachs Group Inc.	2.640%	2/24/28	25,250	24,166
	Goldman Sachs Group Inc.	3.615%	3/15/28	24,274	24,275
	Golub Capital BDC Inc.	3.375%	4/15/24	3,195	3,165
	Golub Capital BDC Inc.	2.500%	8/24/26	4,000	3,682
	Hanover Insurance Group Inc.	4.500%	4/15/26	1,635	1,700
	HSBC Holdings plc	3.600%	5/25/23	16,367	16,558
	HSBC Holdings plc	4.250%	3/14/24	16,062	16,302
[3]	HSBC Holdings plc	3.950%	5/18/24	15,853	16,011
	HSBC Holdings plc	0.732%	8/17/24	13,275	12,847
	HSBC Holdings plc	1.162%	11/22/24	14,330	13,845
[3]	HSBC Holdings plc	3.803%	3/11/25	40,249	40,462
	HSBC Holdings plc	0.976%	5/24/25	765	726
	HSBC Holdings plc	4.250%	8/18/25	5,625	5,691
[3]	HSBC Holdings plc	2.633%	11/7/25	31,821	31,055
	HSBC Holdings plc	4.300%	3/8/26	26,305	27,019
	HSBC Holdings plc	2.999%	3/10/26	11,009	10,797
[3]	HSBC Holdings plc	1.645%	4/18/26	23,877	22,508
	HSBC Holdings plc	3.900%	5/25/26	30,083	30,425
[3]	HSBC Holdings plc	2.099%	6/4/26	33,042	31,414
[3]	HSBC Holdings plc	4.292%	9/12/26	10,843	10,995
	HSBC Holdings plc	4.375%	11/23/26	13,010	13,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	1.589%	5/24/27	21,598	19,757
	HSBC Holdings plc	2.251%	11/22/27	21,264	19,810
[3]	HSBC Holdings plc	4.041%	3/13/28	19,991	20,072
	HSBC USA Inc.	3.500%	6/23/24	5,991	6,055
	Huntington Bancshares Inc.	2.625%	8/6/24	8,581	8,515
	Huntington Bancshares Inc.	4.000%	5/15/25	7,913	8,071
[3]	Huntington National Bank	3.550%	10/6/23	1,883	1,905
	ING Groep NV	4.100%	10/2/23	12,104	12,307
	ING Groep NV	3.550%	4/9/24	4,913	4,972
	ING Groep NV	3.869%	3/28/26	5,895	5,924
	ING Groep NV	3.950%	3/29/27	6,634	6,716
	ING Groep NV	1.726%	4/1/27	1,465	1,353
	ING Groep NV	4.017%	3/28/28	9,550	9,616
	Intercontinental Exchange Inc.	0.700%	6/15/23	6,335	6,238
	Intercontinental Exchange Inc.	3.450%	9/21/23	1,252	1,268
	Intercontinental Exchange Inc.	4.000%	10/15/23	5,601	5,728
	Intercontinental Exchange Inc.	3.750%	12/1/25	7,205	7,381
	Invesco Finance plc	4.000%	1/30/24	5,414	5,511
	Invesco Finance plc	3.750%	1/15/26	400	408
[5]	Jackson Financial Inc.	1.125%	11/22/23	4,938	4,791
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,636	2,752
	Jefferies Financial Group Inc.	5.500%	10/18/23	6,481	6,623
	Jefferies Group LLC	4.850%	1/15/27	5,192	5,457
	JPMorgan Chase & Co.	3.375%	5/1/23	23,916	24,190
	JPMorgan Chase & Co.	2.700%	5/18/23	17,759	17,829
	JPMorgan Chase & Co.	3.875%	2/1/24	14,790	15,116
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	33,545	33,886
	JPMorgan Chase & Co.	3.625%	5/13/24	19,620	20,018
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	5,233	5,163
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	19,888	20,118
	JPMorgan Chase & Co.	3.875%	9/10/24	13,568	13,860
[3]	JPMorgan Chase & Co.	0.653%	9/16/24	18,283	17,778
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	7,986	8,114
	JPMorgan Chase & Co.	3.125%	1/23/25	3,520	3,540
	JPMorgan Chase & Co.	0.563%	2/16/25	1,938	1,855
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	19,418	19,496
	JPMorgan Chase & Co.	0.824%	6/1/25	21,334	20,362
	JPMorgan Chase & Co.	0.969%	6/23/25	7,222	6,897
	JPMorgan Chase & Co.	3.900%	7/15/25	4,709	4,840
	JPMorgan Chase & Co.	0.768%	8/9/25	815	773
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	23,307	22,773
	JPMorgan Chase & Co.	1.561%	12/10/25	20,150	19,287
	JPMorgan Chase & Co.	2.595%	2/24/26	1,800	1,768
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	34,186	32,994
	JPMorgan Chase & Co.	3.300%	4/1/26	150	151
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	67,145	64,719
	JPMorgan Chase & Co.	3.200%	6/15/26	225	226
	JPMorgan Chase & Co.	2.950%	10/1/26	7,617	7,568
	JPMorgan Chase & Co.	7.625%	10/15/26	4,100	4,821
	JPMorgan Chase & Co.	1.045%	11/19/26	22,373	20,684
	JPMorgan Chase & Co.	4.125%	12/15/26	25,572	26,455
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	15,534	15,873
	JPMorgan Chase & Co.	1.040%	2/4/27	50,670	46,407
	JPMorgan Chase & Co.	1.578%	4/22/27	78,607	73,226
	JPMorgan Chase & Co.	1.470%	9/22/27	34,373	31,777
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	26,393	26,728
	JPMorgan Chase & Co.	2.947%	2/24/28	14,392	14,044
	Kemper Corp.	4.350%	2/15/25	2,898	2,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	KeyBank NA	0.433%	6/14/24	6,616	6,449
[3]	KeyBank NA	3.300%	6/1/25	3,981	4,004
[3]	KeyCorp	4.150%	10/29/25	4,766	4,904
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	2,623	2,725
	Lazard Group LLC	3.750%	2/13/25	3,615	3,651
	Lazard Group LLC	3.625%	3/1/27	2,495	2,485
	Legg Mason Inc.	4.750%	3/15/26	3,934	4,149
	Lincoln National Corp.	4.000%	9/1/23	2,632	2,678
	Lincoln National Corp.	3.350%	3/9/25	3,625	3,640
	Lincoln National Corp.	3.625%	12/12/26	4,283	4,354
[3]	Lloyds Banking Group plc	1.326%	6/15/23	20,870	20,821
	Lloyds Banking Group plc	4.050%	8/16/23	15,653	15,928
	Lloyds Banking Group plc	3.900%	3/12/24	2,235	2,270
	Lloyds Banking Group plc	0.695%	5/11/24	7,300	7,112
	Lloyds Banking Group plc	4.500%	11/4/24	6,862	7,017
	Lloyds Banking Group plc	4.450%	5/8/25	1,267	1,298
[3]	Lloyds Banking Group plc	3.870%	7/9/25	34,954	35,280
	Lloyds Banking Group plc	4.582%	12/10/25	325	332
[3]	Lloyds Banking Group plc	2.438%	2/5/26	7,465	7,209
	Lloyds Banking Group plc	3.511%	3/18/26	6,200	6,171
	Lloyds Banking Group plc	4.650%	3/24/26	9,704	9,926
	Lloyds Banking Group plc	3.750%	1/11/27	2,335	2,341
	Lloyds Banking Group plc	1.627%	5/11/27	550	505
	Lloyds Banking Group plc	3.750%	3/18/28	11,200	11,164
	Loews Corp.	2.625%	5/15/23	5,085	5,094
	M&T Bank Corp.	3.550%	7/26/23	14,286	14,440
	Main Street Capital Corp.	5.200%	5/1/24	4,250	4,337
	Main Street Capital Corp.	3.000%	7/14/26	3,906	3,636
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,406	5,380
	Manulife Financial Corp.	4.150%	3/4/26	3,687	3,793
[3]	Manulife Financial Corp.	4.061%	2/24/32	5,182	5,168
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,031
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	9,692	9,898
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,756	4,827
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	7,774	7,878
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,009	4,096
	Mastercard Inc.	3.375%	4/1/24	6,138	6,247
	Mastercard Inc.	2.000%	3/3/25	5,934	5,839
	Mastercard Inc.	2.950%	11/21/26	7,100	7,148
	Mastercard Inc.	3.300%	3/26/27	10,231	10,439
	Mercury General Corp.	4.400%	3/15/27	3,160	3,247
[3]	MetLife Inc.	4.368%	9/15/23	10,498	10,809
	MetLife Inc.	3.600%	4/10/24	7,822	7,967
	MetLife Inc.	3.000%	3/1/25	3,945	3,956
	MetLife Inc.	3.600%	11/13/25	5,769	5,882
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	22,514	22,861
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,791	3,784
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	12,675	12,794
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	5,557	5,522
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	11,819	11,448
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	29,466	28,525
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	7,292	6,830
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	16,068	15,249
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	150	141
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,100	5,166
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	5,417	5,260
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	39,318	36,137
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	19,465	17,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	6,090	5,754
[3]	Mizuho Financial Group Inc.	1.241%	7/10/24	7,144	6,995
[3]	Mizuho Financial Group Inc.	0.849%	9/8/24	4,521	4,383
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	8,777	8,878
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	2,497	2,465
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	3,326	3,259
	Mizuho Financial Group Inc.	2.651%	5/22/26	5,050	4,919
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	7,227	6,934
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,614	6,436
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,545	3,560
	Mizuho Financial Group Inc.	1.234%	5/22/27	895	813
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,160	9,336
[3]	Morgan Stanley	4.100%	5/22/23	19,767	20,121
	Morgan Stanley	0.731%	4/5/24	21,964	21,514
[3]	Morgan Stanley	3.737%	4/24/24	20,599	20,804
[3]	Morgan Stanley	3.875%	4/29/24	37,519	38,282
[3]	Morgan Stanley	3.700%	10/23/24	16,927	17,229
[3]	Morgan Stanley	0.791%	1/22/25	300	288
	Morgan Stanley	0.790%	5/30/25	47,527	45,161
[3]	Morgan Stanley	2.720%	7/22/25	8,105	8,019
[3]	Morgan Stanley	4.000%	7/23/25	14,374	14,729
[3]	Morgan Stanley	0.864%	10/21/25	5,002	4,718
[3]	Morgan Stanley	1.164%	10/21/25	2,484	2,361
	Morgan Stanley	5.000%	11/24/25	7,558	7,967
[3]	Morgan Stanley	3.875%	1/27/26	22,859	23,293
	Morgan Stanley	2.630%	2/18/26	10,800	10,602
[3]	Morgan Stanley	2.188%	4/28/26	63,100	61,043
[3]	Morgan Stanley	3.125%	7/27/26	9,037	8,957
[3]	Morgan Stanley	6.250%	8/9/26	670	745
[3]	Morgan Stanley	4.350%	9/8/26	18,627	19,215
	Morgan Stanley	0.985%	12/10/26	20,314	18,682
	Morgan Stanley	3.625%	1/20/27	6,637	6,700
	Morgan Stanley	1.593%	5/4/27	32,693	30,392
[3]	Morgan Stanley	1.512%	7/20/27	54,810	50,512
	Morgan Stanley	2.475%	1/21/28	28,935	27,594
	Nasdaq Inc.	4.250%	6/1/24	2,868	2,957
	Nasdaq Inc.	3.850%	6/30/26	2,066	2,115
	National Australia Bank Ltd.	2.875%	4/12/23	4,700	4,732
	National Australia Bank Ltd.	3.625%	6/20/23	6,065	6,151
	National Australia Bank Ltd.	3.375%	1/14/26	818	828
[3]	National Australia Bank Ltd.	2.500%	7/12/26	18,680	18,247
[3]	National Bank of Canada	0.550%	11/15/24	4,250	4,090
	NatWest Group plc	3.875%	9/12/23	23,461	23,694
	NatWest Group plc	6.000%	12/19/23	8,174	8,506
[3]	NatWest Group plc	2.359%	5/22/24	17,644	17,504
	NatWest Group plc	5.125%	5/28/24	15,717	16,143
[3]	NatWest Group plc	4.519%	6/25/24	17,582	17,856
[3]	NatWest Group plc	4.269%	3/22/25	3,605	3,648
	NatWest Group plc	4.800%	4/5/26	4,580	4,737
[3]	NatWest Group plc	3.754%	11/1/29	1,745	1,730
	Nomura Holdings Inc.	2.648%	1/16/25	12,780	12,453
	Nomura Holdings Inc.	1.851%	7/16/25	16,501	15,574
	Nomura Holdings Inc.	1.653%	7/14/26	100	92
	Nomura Holdings Inc.	2.329%	1/22/27	15,860	14,842
	Northern Trust Corp.	3.950%	10/30/25	4,614	4,752
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,700	2,636
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,401	2,201
	Old Republic International Corp.	4.875%	10/1/24	3,780	3,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Old Republic International Corp.	3.875%	8/26/26	4,156	4,200
	ORIX Corp.	3.250%	12/4/24	3,377	3,386
	Owl Rock Capital Corp.	5.250%	4/15/24	2,680	2,741
	Owl Rock Capital Corp.	4.000%	3/30/25	5,463	5,377
	Owl Rock Capital Corp.	3.750%	7/22/25	5,943	5,760
	Owl Rock Capital Corp.	4.250%	1/15/26	2,733	2,672
	Owl Rock Capital Corp.	3.400%	7/15/26	7,000	6,594
	Owl Rock Capital Corp.	2.625%	1/15/27	4,545	4,093
[5]	OWL Rock Core Income Corp.	5.500%	3/21/25	2,180	2,174
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	700	632
	People's United Bank NA	4.000%	7/15/24	550	557
[3]	PNC Bank NA	3.500%	6/8/23	6,300	6,375
	PNC Bank NA	3.800%	7/25/23	4,848	4,918
[3]	PNC Bank NA	3.300%	10/30/24	17,449	17,634
[3]	PNC Bank NA	2.950%	2/23/25	6,450	6,460
[3]	PNC Bank NA	3.875%	4/10/25	3,775	3,844
[3]	PNC Bank NA	3.250%	6/1/25	1,392	1,410
[3]	PNC Bank NA	4.200%	11/1/25	5,266	5,438
	PNC Financial Services Group Inc.	3.500%	1/23/24	8,339	8,468
	PNC Financial Services Group Inc.	3.900%	4/29/24	10,245	10,453
	PNC Financial Services Group Inc.	2.200%	11/1/24	1,857	1,833
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,143	5,679
	Principal Financial Group Inc.	3.125%	5/15/23	4,724	4,757
	Principal Financial Group Inc.	3.400%	5/15/25	2,186	2,194
	Prospect Capital Corp.	5.875%	3/15/23	376	383
	Prospect Capital Corp.	3.706%	1/22/26	3,781	3,546
	Prospect Capital Corp.	3.364%	11/15/26	1,315	1,205
[3]	Prudential Financial Inc.	1.500%	3/10/26	157	148
[3]	Prudential Financial Inc.	5.625%	6/15/43	7,882	7,984
[3]	Prudential Financial Inc.	5.200%	3/15/44	6,260	6,240
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,901	4,919
	Regions Financial Corp.	2.250%	5/18/25	6,134	5,973
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,565	3,654
	Reinsurance Group of America Inc.	3.950%	9/15/26	662	677
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,523
[3]	Royal Bank of Canada	1.600%	4/17/23	12,524	12,452
[3]	Royal Bank of Canada	3.700%	10/5/23	12,818	13,043
[3]	Royal Bank of Canada	0.500%	10/26/23	9,440	9,152
[3]	Royal Bank of Canada	0.425%	1/19/24	7,115	6,867
[3]	Royal Bank of Canada	2.550%	7/16/24	11,674	11,617
	Royal Bank of Canada	0.650%	7/29/24	973	926
[3]	Royal Bank of Canada	2.250%	11/1/24	23,427	23,106
[3]	Royal Bank of Canada	1.600%	1/21/25	3,550	3,422
[3]	Royal Bank of Canada	1.150%	6/10/25	15,625	14,738
[3]	Royal Bank of Canada	0.875%	1/20/26	12,150	11,172
[3]	Royal Bank of Canada	4.650%	1/27/26	14,604	15,234
	Royal Bank of Canada	1.200%	4/27/26	16,129	14,947
[3]	Royal Bank of Canada	1.150%	7/14/26	6,990	6,415
[3]	Royal Bank of Canada	1.400%	11/2/26	16,090	14,857
[3]	Royal Bank of Canada	2.050%	1/21/27	3,000	2,847
	Santander Holdings USA Inc.	3.500%	6/7/24	9,806	9,832
	Santander Holdings USA Inc.	3.450%	6/2/25	2,118	2,111
	Santander Holdings USA Inc.	4.500%	7/17/25	10,380	10,617
	Santander Holdings USA Inc.	3.244%	10/5/26	19,036	18,555
	Santander Holdings USA Inc.	2.490%	1/6/28	7,035	6,572
[3]	Santander UK Group Holdings plc	4.796%	11/15/24	6,975	7,131
	Santander UK Group Holdings plc	1.089%	3/15/25	6,725	6,394
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	6,400	5,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK Group Holdings plc	1.673%	6/14/27	9,685	8,816
	Santander UK Group Holdings plc	2.469%	1/11/28	6,890	6,413
	Santander UK plc	4.000%	3/13/24	12,772	13,036
	Santander UK plc	2.875%	6/18/24	3,432	3,413
[3]	Signature Bank	4.000%	10/15/30	3,100	3,067
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,137	1,135
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	2,842	2,622
	State Street Corp.	3.100%	5/15/23	6,642	6,699
	State Street Corp.	3.700%	11/20/23	12,110	12,379
[3]	State Street Corp.	3.776%	12/3/24	6,953	7,078
	State Street Corp.	3.300%	12/16/24	14,594	14,811
	State Street Corp.	3.550%	8/18/25	10,431	10,619
[3]	State Street Corp.	2.354%	11/1/25	7,985	7,869
	State Street Corp.	2.901%	3/30/26	6,907	6,869
	State Street Corp.	2.650%	5/19/26	573	569
	State Street Corp.	2.203%	2/7/28	5,000	4,797
	Stifel Financial Corp.	4.250%	7/18/24	2,335	2,383
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,745	1,757
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,205	5,234
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	6,445	6,531
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	10,774	10,955
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	4,165	4,005
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	16,053	15,902
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	6,376	6,258
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	8,341	8,114
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	38,296	36,000
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	8,196	7,493
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,913	9,036
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	17,325	15,869
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,399	16,094
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	19,019	19,020
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	14,344	13,550
	SVB Financial Group	3.500%	1/29/25	2,520	2,533
	SVB Financial Group	1.800%	10/28/26	6,225	5,788
[3]	Svenska Handelsbanken AB	3.900%	11/20/23	11,103	11,339
	Swiss Re America Holding Corp.	7.000%	2/15/26	5,023	5,717
	Synchrony Financial	4.375%	3/19/24	5,467	5,562
	Synchrony Financial	4.250%	8/15/24	10,219	10,370
	Synchrony Financial	4.500%	7/23/25	4,224	4,313
	Synchrony Financial	3.700%	8/4/26	2,787	2,761
[3]	Toronto-Dominion Bank	0.300%	6/2/23	14,831	14,490
[3]	Toronto-Dominion Bank	0.750%	6/12/23	4,313	4,233
[3]	Toronto-Dominion Bank	3.500%	7/19/23	13,629	13,854
[3]	Toronto-Dominion Bank	0.450%	9/11/23	11,225	10,914
	Toronto-Dominion Bank	0.550%	3/4/24	473	455
[3]	Toronto-Dominion Bank	2.350%	3/8/24	4,650	4,622
[3]	Toronto-Dominion Bank	3.250%	3/11/24	11,416	11,552
[3]	Toronto-Dominion Bank	2.650%	6/12/24	29,223	29,194
	Toronto-Dominion Bank	1.250%	12/13/24	9,725	9,341
[3]	Toronto-Dominion Bank	1.450%	1/10/25	6,750	6,479
[3]	Toronto-Dominion Bank	1.150%	6/12/25	3,124	2,944
[3]	Toronto-Dominion Bank	0.750%	9/11/25	22,942	21,175
[3]	Toronto-Dominion Bank	0.750%	1/6/26	4,365	4,006
[3]	Toronto-Dominion Bank	1.200%	6/3/26	2,535	2,341
[3]	Toronto-Dominion Bank	1.250%	9/10/26	13,337	12,282
[3]	Toronto-Dominion Bank	1.950%	1/12/27	6,000	5,687
[3]	Toronto-Dominion Bank	2.800%	3/10/27	9,080	8,935
	Trinity Acquisition plc	4.400%	3/15/26	5,213	5,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Truist Bank	2.750%	5/1/23	2,692	2,706
[3]	Truist Bank	3.200%	4/1/24	12,816	12,963
[3]	Truist Bank	3.689%	8/2/24	11,422	11,579
[3]	Truist Bank	2.150%	12/6/24	8,564	8,427
[3]	Truist Bank	1.500%	3/10/25	10,224	9,829
[3]	Truist Bank	3.625%	9/16/25	13,907	14,073
[3]	Truist Bank	3.800%	10/30/26	3,181	3,251
[3]	Truist Financial Corp.	3.750%	12/6/23	8,772	8,941
[3]	Truist Financial Corp.	2.500%	8/1/24	2,235	2,220
[3]	Truist Financial Corp.	2.850%	10/26/24	14,952	14,950
	Truist Financial Corp.	4.000%	5/1/25	15,955	16,387
[3]	Truist Financial Corp.	3.700%	6/5/25	2,528	2,570
[3]	Truist Financial Corp.	1.267%	3/2/27	9,171	8,516
	Unum Group	4.000%	3/15/24	2,655	2,699
[3]	US Bancorp	3.700%	1/30/24	7,657	7,827
	US Bancorp	3.375%	2/5/24	9,630	9,765
	US Bancorp	2.400%	7/30/24	10,330	10,266
[3]	US Bancorp	3.600%	9/11/24	1,934	1,966
	US Bancorp	1.450%	5/12/25	11,700	11,200
[3]	US Bancorp	3.950%	11/17/25	2,670	2,762
[3]	US Bancorp	3.100%	4/27/26	12,178	12,186
[3]	US Bancorp	2.375%	7/22/26	9,238	9,020
[3]	US Bank NA	3.400%	7/24/23	8,205	8,307
[3]	US Bank NA	2.050%	1/21/25	6,900	6,751
[3]	US Bank NA	2.800%	1/27/25	8,299	8,281
	Visa Inc.	3.150%	12/14/25	34,875	35,277
	Voya Financial Inc.	3.650%	6/15/26	5,000	5,031
[3]	Voya Financial Inc.	5.650%	5/15/53	5,225	5,253
	Wachovia Corp.	7.574%	8/1/26	1,399	1,591
	Wells Fargo & Co.	4.125%	8/15/23	6,945	7,093
	Wells Fargo & Co.	4.480%	1/16/24	3,168	3,261
[3]	Wells Fargo & Co.	3.750%	1/24/24	14,367	14,634
[3]	Wells Fargo & Co.	1.654%	6/2/24	27,934	27,601
[3]	Wells Fargo & Co.	3.300%	9/9/24	3,296	3,331
[3]	Wells Fargo & Co.	3.000%	2/19/25	22,644	22,647
[3]	Wells Fargo & Co.	3.550%	9/29/25	25,766	26,119
[3]	Wells Fargo & Co.	2.406%	10/30/25	38,029	37,267
[3]	Wells Fargo & Co.	2.164%	2/11/26	49,243	47,650
	Wells Fargo & Co.	3.000%	4/22/26	27,678	27,436
[3]	Wells Fargo & Co.	2.188%	4/30/26	36,316	35,062
[3]	Wells Fargo & Co.	4.100%	6/3/26	9,445	9,688
	Wells Fargo & Co.	3.000%	10/23/26	33,814	33,356
[3]	Wells Fargo & Co.	3.196%	6/17/27	1,170	1,156
	Western Alliance Bancorp	3.000%	6/15/31	1,720	1,638
	Western Union Co.	4.250%	6/9/23	963	976
	Western Union Co.	2.850%	1/10/25	6,289	6,214
	Western Union Co.	1.350%	3/15/26	4,825	4,457
	Westpac Banking Corp.	3.650%	5/15/23	14,488	14,709
	Westpac Banking Corp.	3.300%	2/26/24	11,256	11,410
	Westpac Banking Corp.	1.019%	11/18/24	10,450	10,000
	Westpac Banking Corp.	2.350%	2/19/25	19,234	18,898
	Westpac Banking Corp.	2.850%	5/13/26	21,455	21,276
	Westpac Banking Corp.	3.350%	3/8/27	5,707	5,759
[3]	Westpac Banking Corp.	2.894%	2/4/30	9,836	9,493
[3]	Westpac Banking Corp.	4.322%	11/23/31	2,519	2,533
	Willis North America Inc.	3.600%	5/15/24	2,993	3,009
	XLIT Ltd.	4.450%	3/31/25	5,541	5,688
					7,393,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (2.2%)
	Abbott Laboratories	3.400%	11/30/23	5,382	5,470
	Abbott Laboratories	2.950%	3/15/25	1,560	1,571
	Abbott Laboratories	3.875%	9/15/25	9,346	9,665
	Abbott Laboratories	3.750%	11/30/26	12,653	13,132
	AbbVie Inc.	2.850%	5/14/23	13,199	13,271
	AbbVie Inc.	3.750%	11/14/23	12,197	12,438
	AbbVie Inc.	3.850%	6/15/24	20,117	20,511
	AbbVie Inc.	2.600%	11/21/24	33,255	33,024
	AbbVie Inc.	3.800%	3/15/25	24,562	25,068
	AbbVie Inc.	3.600%	5/14/25	35,657	36,190
	AbbVie Inc.	3.200%	5/14/26	2,252	2,258
	AbbVie Inc.	2.950%	11/21/26	44,393	44,036
	Aetna Inc.	2.800%	6/15/23	5,938	5,964
	Aetna Inc.	3.500%	11/15/24	3,558	3,596
	Agilent Technologies Inc.	3.875%	7/15/23	3,529	3,582
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,659
	AmerisourceBergen Corp.	3.400%	5/15/24	11,859	11,964
	AmerisourceBergen Corp.	3.250%	3/1/25	4,092	4,087
	Amgen Inc.	2.250%	8/19/23	5,050	5,049
	Amgen Inc.	3.625%	5/22/24	6,858	6,986
	Amgen Inc.	1.900%	2/21/25	8,123	7,899
	Amgen Inc.	3.125%	5/1/25	2,005	2,019
	Amgen Inc.	2.600%	8/19/26	2,500	2,467
	Amgen Inc.	2.200%	2/21/27	24,487	23,537
	Anthem Inc.	3.500%	8/15/24	19,160	19,432
	Anthem Inc.	3.350%	12/1/24	11,417	11,513
	Anthem Inc.	2.375%	1/15/25	10,711	10,568
	Anthem Inc.	1.500%	3/15/26	3,815	3,597
	AstraZeneca Finance LLC	0.700%	5/28/24	9,845	9,443
	AstraZeneca Finance LLC	1.200%	5/28/26	22,673	21,122
	AstraZeneca plc	0.300%	5/26/23	6,625	6,484
	AstraZeneca plc	3.500%	8/17/23	7,596	7,709
	AstraZeneca plc	3.375%	11/16/25	18,188	18,461
	AstraZeneca plc	0.700%	4/8/26	10,694	9,787
	Baxalta Inc.	3.600%	6/23/22	1,146	1,147
	Baxalta Inc.	4.000%	6/23/25	10,650	10,856
[5]	Baxter International Inc.	0.868%	12/1/23	10,066	9,747
[5]	Baxter International Inc.	1.322%	11/29/24	11,640	11,111
	Baxter International Inc.	2.600%	8/15/26	6,209	6,033
[5]	Baxter International Inc.	1.915%	2/1/27	6,935	6,485
	Becton Dickinson & Co.	3.363%	6/6/24	16,323	16,468
	Becton Dickinson & Co.	3.734%	12/15/24	3,634	3,695
	Biogen Inc.	4.050%	9/15/25	11,232	11,543
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	3,209
	Boston Scientific Corp.	3.450%	3/1/24	5,043	5,103
	Boston Scientific Corp.	1.900%	6/1/25	11,301	10,845
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,225	4,279
	Bristol-Myers Squibb Co.	2.900%	7/26/24	39,622	39,913
	Bristol-Myers Squibb Co.	0.750%	11/13/25	5,278	4,906
	Bristol-Myers Squibb Co.	3.200%	6/15/26	15,397	15,628
	Cardinal Health Inc.	3.079%	6/15/24	8,532	8,544
	Cardinal Health Inc.	3.750%	9/15/25	2,927	2,967
[3]	Cigna Corp.	3.000%	7/15/23	9,442	9,496
	Cigna Corp.	3.750%	7/15/23	1,002	1,017
	Cigna Corp.	0.613%	3/15/24	3,688	3,542
[3]	Cigna Corp.	3.500%	6/15/24	5,606	5,671
[3]	Cigna Corp.	3.250%	4/15/25	13,019	13,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	4.125%	11/15/25	22,497	23,203
[3]	Cigna Corp.	4.500%	2/25/26	13,170	13,776
	Cigna Corp.	1.250%	3/15/26	6,075	5,668
[3]	Cigna Corp.	3.400%	3/1/27	18,568	18,728
	CommonSpirit Health	2.760%	10/1/24	6,289	6,237
	CommonSpirit Health	1.547%	10/1/25	5,806	5,447
	CVS Health Corp.	3.375%	8/12/24	7,704	7,798
	CVS Health Corp.	2.625%	8/15/24	11,756	11,719
	CVS Health Corp.	4.100%	3/25/25	200	205
	CVS Health Corp.	3.875%	7/20/25	30,606	31,235
	CVS Health Corp.	2.875%	6/1/26	22,126	21,950
	CVS Health Corp.	3.000%	8/15/26	4,175	4,150
	CVS Health Corp.	3.625%	4/1/27	3,000	3,049
	Danaher Corp.	3.350%	9/15/25	1,746	1,756
	DH Europe Finance II Sarl	2.200%	11/15/24	5,289	5,187
	Gilead Sciences Inc.	2.500%	9/1/23	10,290	10,314
	Gilead Sciences Inc.	0.750%	9/29/23	6,186	6,038
	Gilead Sciences Inc.	3.700%	4/1/24	8,884	9,042
	Gilead Sciences Inc.	3.500%	2/1/25	10,070	10,210
	Gilead Sciences Inc.	3.650%	3/1/26	22,958	23,384
	Gilead Sciences Inc.	2.950%	3/1/27	12,290	12,179
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	12,331	12,493
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,484	8,666
	GlaxoSmithKline Capital plc	0.534%	10/1/23	10,974	10,684
	GlaxoSmithKline Capital plc	3.000%	6/1/24	9,086	9,159
	HCA Inc.	4.750%	5/1/23	12,380	12,703
	HCA Inc.	5.000%	3/15/24	17,696	18,343
	HCA Inc.	5.250%	4/15/25	15,198	15,984
	HCA Inc.	5.250%	6/15/26	8,208	8,669
	HCA Inc.	4.500%	2/15/27	1,905	1,968
[5]	HCA Inc.	3.125%	3/15/27	12,640	12,350
	Humana Inc.	0.650%	8/3/23	4,816	4,698
	Humana Inc.	3.850%	10/1/24	6,006	6,116
	Humana Inc.	4.500%	4/1/25	5,000	5,170
	Humana Inc.	3.950%	3/15/27	2,150	2,188
	Johnson & Johnson	3.375%	12/5/23	8,979	9,146
	Johnson & Johnson	2.625%	1/15/25	3,858	3,878
	Johnson & Johnson	0.550%	9/1/25	9,115	8,515
	Johnson & Johnson	2.450%	3/1/26	10,448	10,393
	Johnson & Johnson	2.950%	3/3/27	12,323	12,444
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,028
	Laboratory Corp. of America Holdings	3.250%	9/1/24	6,824	6,860
	Laboratory Corp. of America Holdings	2.300%	12/1/24	7,067	6,935
	Laboratory Corp. of America Holdings	3.600%	2/1/25	3,804	3,844
	Laboratory Corp. of America Holdings	1.550%	6/1/26	4,815	4,489
	McKesson Corp.	3.796%	3/15/24	5,374	5,450
	McKesson Corp.	0.900%	12/3/25	5,186	4,763
	Medtronic Inc.	3.500%	3/15/25	16,145	16,485
	Merck & Co. Inc.	2.800%	5/18/23	12,207	12,302
	Merck & Co. Inc.	2.900%	3/7/24	6,624	6,689
	Merck & Co. Inc.	2.750%	2/10/25	16,779	16,831
	Merck & Co. Inc.	0.750%	2/24/26	10,765	10,041
	Mylan Inc.	4.200%	11/29/23	5,900	6,001
	Novartis Capital Corp.	3.400%	5/6/24	17,556	17,881
	Novartis Capital Corp.	1.750%	2/14/25	8,601	8,395
	Novartis Capital Corp.	3.000%	11/20/25	6,237	6,272
	Novartis Capital Corp.	2.000%	2/14/27	15,941	15,361
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	1,770	1,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PerkinElmer Inc.	0.550%	9/15/23	4,000	3,886
	PerkinElmer Inc.	0.850%	9/15/24	5,100	4,841
	Pfizer Inc.	3.000%	6/15/23	8,397	8,488
	Pfizer Inc.	3.200%	9/15/23	6,063	6,150
	Pfizer Inc.	2.950%	3/15/24	5,181	5,238
	Pfizer Inc.	3.400%	5/15/24	7,823	7,977
	Pfizer Inc.	0.800%	5/28/25	3,700	3,495
	Pfizer Inc.	2.750%	6/3/26	11,295	11,293
	Pfizer Inc.	3.000%	12/15/26	7,821	7,890
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,162	1,151
	Quest Diagnostics Inc.	4.250%	4/1/24	200	205
	Quest Diagnostics Inc.	3.500%	3/30/25	5,147	5,198
	Quest Diagnostics Inc.	3.450%	6/1/26	7,504	7,571
	Royalty Pharma plc	0.750%	9/2/23	8,943	8,693
	Royalty Pharma plc	1.200%	9/2/25	8,018	7,419
	Sanofi	3.375%	6/19/23	6,833	6,918
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	8,221	8,252
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	24,127	24,164
[3]	SSM Health Care Corp.	3.688%	6/1/23	2,500	2,523
	Stryker Corp.	0.600%	12/1/23	2,608	2,525
	Stryker Corp.	3.375%	5/15/24	4,540	4,587
	Stryker Corp.	1.150%	6/15/25	2,164	2,039
	Stryker Corp.	3.375%	11/1/25	5,810	5,858
	Stryker Corp.	3.500%	3/15/26	725	734
[3]	Sutter Health	1.321%	8/15/25	2,580	2,415
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	16,704	17,114
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	9,000	8,787
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	16,220	15,598
	UnitedHealth Group Inc.	3.500%	6/15/23	8,971	9,114
	UnitedHealth Group Inc.	3.500%	2/15/24	3,381	3,441
	UnitedHealth Group Inc.	2.375%	8/15/24	5,339	5,315
	UnitedHealth Group Inc.	3.750%	7/15/25	15,811	16,260
	UnitedHealth Group Inc.	3.700%	12/15/25	6,220	6,392
	UnitedHealth Group Inc.	1.250%	1/15/26	653	615
	UnitedHealth Group Inc.	3.100%	3/15/26	2,100	2,120
	UnitedHealth Group Inc.	1.150%	5/15/26	13,171	12,294
	UnitedHealth Group Inc.	3.450%	1/15/27	3,560	3,652
[5]	Universal Health Services Inc.	1.650%	9/1/26	2,625	2,407
[3]	UPMC	3.600%	4/3/25	4,150	4,185
	Utah Acquisition Sub Inc.	3.950%	6/15/26	22,100	21,960
	Viatris Inc.	1.650%	6/22/25	6,900	6,423
	Wyeth LLC	7.250%	3/1/23	1,000	1,045
	Wyeth LLC	6.450%	2/1/24	4,717	5,049
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	5,145	4,933
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	11,716	11,621
	Zoetis Inc.	4.500%	11/13/25	328	343
					1,486,152
Industrials (1.7%)
[3]	3M Co.	3.250%	2/14/24	12,640	12,813
	3M Co.	2.000%	2/14/25	6,730	6,585
	3M Co.	2.650%	4/15/25	4,100	4,074
[3]	3M Co.	3.000%	8/7/25	8,375	8,413
[3]	3M Co.	2.250%	9/19/26	2,674	2,601
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,362	3,319
	Amphenol Corp.	3.200%	4/1/24	3,030	3,048
	Amphenol Corp.	2.050%	3/1/25	3,050	2,968
[3]	BNSF Funding Trust I	6.613%	12/15/55	3,689	3,911
	Boeing Co.	2.800%	3/1/23	7,346	7,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	4.508%	5/1/23	27,899	28,376
	Boeing Co.	1.875%	6/15/23	8,040	7,956
	Boeing Co.	1.950%	2/1/24	8,890	8,704
	Boeing Co.	1.433%	2/4/24	22,200	21,478
	Boeing Co.	2.800%	3/1/24	1,400	1,393
	Boeing Co.	2.850%	10/30/24	6,550	6,461
	Boeing Co.	4.875%	5/1/25	29,877	30,853
	Boeing Co.	2.600%	10/30/25	4,884	4,715
	Boeing Co.	2.750%	2/1/26	6,675	6,478
	Boeing Co.	2.196%	2/4/26	49,662	46,988
	Boeing Co.	3.100%	5/1/26	5,049	4,956
	Boeing Co.	2.250%	6/15/26	10,051	9,478
	Boeing Co.	2.700%	2/1/27	9,874	9,483
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	8,493	8,632
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,620	5,730
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	1,868	1,900
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	9,129	9,195
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	4,969	5,083
	Canadian National Railway Co.	2.750%	3/1/26	4,427	4,387
	Canadian Pacific Railway Co.	1.350%	12/2/24	13,000	12,488
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,246	5,230
	Canadian Pacific Railway Co.	1.750%	12/2/26	8,690	8,203
	Carrier Global Corp.	2.242%	2/15/25	18,955	18,419
	Carrier Global Corp.	2.493%	2/15/27	16,505	15,757
[3]	Caterpillar Financial Services Corp.	3.450%	5/15/23	4,553	4,611
	Caterpillar Financial Services Corp.	0.650%	7/7/23	8,358	8,195
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	3,805	3,710
[3]	Caterpillar Financial Services Corp.	3.750%	11/24/23	7,161	7,338
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	7,554	7,710
[3]	Caterpillar Financial Services Corp.	0.950%	1/10/24	8,700	8,480
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,342	4,365
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	4,085	4,149
[3]	Caterpillar Financial Services Corp.	0.600%	9/13/24	4,315	4,113
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	13,856	13,730
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,203	8,332
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	3,700	3,554
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	5,030	4,675
	Caterpillar Financial Services Corp.	0.900%	3/2/26	8,531	7,931
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,500	4,179
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,086	8,605
	Caterpillar Inc.	3.400%	5/15/24	16,287	16,556
	CNH Industrial Capital LLC	1.950%	7/2/23	6,458	6,395
	CNH Industrial Capital LLC	4.200%	1/15/24	4,679	4,782
	CNH Industrial Capital LLC	1.875%	1/15/26	4,370	4,139
	CNH Industrial NV	4.500%	8/15/23	6,255	6,389
[3]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	379	376
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,223	4,216
	Crane Co.	4.450%	12/15/23	2,500	2,557
	CSX Corp.	3.400%	8/1/24	4,344	4,401
	CSX Corp.	3.350%	11/1/25	8,285	8,355
	CSX Corp.	2.600%	11/1/26	5,000	4,901
	Cummins Inc.	3.650%	10/1/23	6,221	6,308
	Cummins Inc.	0.750%	9/1/25	2,396	2,225
	Deere & Co.	2.750%	4/15/25	5,514	5,504
[5]	Delta Air Lines Inc.	7.000%	5/1/25	5,843	6,254
[5]	Delta Air Lines Inc.	4.500%	10/20/25	3,600	3,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	2,896
	Dover Corp.	3.150%	11/15/25	3,871	3,862
	Emerson Electric Co.	3.150%	6/1/25	854	859
	Emerson Electric Co.	0.875%	10/15/26	3,700	3,400
	FedEx Corp.	3.250%	4/1/26	1,260	1,276
	Fortive Corp.	3.150%	6/15/26	4,628	4,613
	General Dynamics Corp.	3.375%	5/15/23	5,189	5,250
	General Dynamics Corp.	1.875%	8/15/23	5,907	5,874
	General Dynamics Corp.	2.375%	11/15/24	6,170	6,126
	General Dynamics Corp.	3.250%	4/1/25	5,000	5,056
	General Dynamics Corp.	3.500%	5/15/25	2,393	2,437
	General Electric Co.	2.700%	10/9/22	1,075	1,081
	Honeywell International Inc.	2.300%	8/15/24	10,170	10,128
	Honeywell International Inc.	1.350%	6/1/25	8,744	8,400
	Honeywell International Inc.	2.500%	11/1/26	11,728	11,571
	Honeywell International Inc.	1.100%	3/1/27	1,446	1,333
[5]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	2,000	1,942
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	5,075	5,130
	Illinois Tool Works Inc.	3.500%	3/1/24	5,260	5,349
	Illinois Tool Works Inc.	2.650%	11/15/26	8,016	7,928
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,498	5,619
[3]	John Deere Capital Corp.	1.200%	4/6/23	1,350	1,336
[3]	John Deere Capital Corp.	3.450%	6/7/23	4,165	4,216
[3]	John Deere Capital Corp.	0.700%	7/5/23	6,563	6,444
[3]	John Deere Capital Corp.	0.400%	10/10/23	4,270	4,153
	John Deere Capital Corp.	3.650%	10/12/23	7,082	7,222
[3]	John Deere Capital Corp.	0.900%	1/10/24	7,019	6,827
[3]	John Deere Capital Corp.	3.450%	1/10/24	2,025	2,058
[3]	John Deere Capital Corp.	0.450%	1/17/24	2,761	2,670
[3]	John Deere Capital Corp.	2.600%	3/7/24	5,570	5,583
[3]	John Deere Capital Corp.	0.450%	6/7/24	6,453	6,164
[3]	John Deere Capital Corp.	3.350%	6/12/24	547	556
[3]	John Deere Capital Corp.	2.650%	6/24/24	10,002	10,021
[3]	John Deere Capital Corp.	0.625%	9/10/24	5,320	5,088
[3]	John Deere Capital Corp.	2.050%	1/9/25	8,079	7,948
[3]	John Deere Capital Corp.	1.250%	1/10/25	5,000	4,813
[3]	John Deere Capital Corp.	0.700%	1/15/26	7,670	7,103
[3]	John Deere Capital Corp.	1.050%	6/17/26	4,400	4,082
[3]	John Deere Capital Corp.	2.250%	9/14/26	4,379	4,257
[3]	John Deere Capital Corp.	1.300%	10/13/26	7,605	7,075
[3]	John Deere Capital Corp.	1.700%	1/11/27	5,100	4,813
[3]	John Deere Capital Corp.	1.750%	3/9/27	652	617
[3]	Johnson Controls International plc	3.900%	2/14/26	2,402	2,459
[3]	Kansas City Southern	3.000%	5/15/23	3,497	3,507
	Keysight Technologies Inc.	4.550%	10/30/24	5,234	5,386
	L3Harris Technologies Inc.	3.850%	6/15/23	9,439	9,567
	L3Harris Technologies Inc.	3.950%	5/28/24	1,305	1,325
	L3Harris Technologies Inc.	3.832%	4/27/25	4,750	4,814
	Lennox International Inc.	3.000%	11/15/23	1,275	1,278
	Lennox International Inc.	1.350%	8/1/25	3,773	3,538
	Lockheed Martin Corp.	2.900%	3/1/25	2,151	2,160
	Lockheed Martin Corp.	3.550%	1/15/26	18,749	19,214
	Norfolk Southern Corp.	3.850%	1/15/24	2,086	2,119
	Norfolk Southern Corp.	3.650%	8/1/25	182	184
	Norfolk Southern Corp.	2.900%	6/15/26	7,308	7,229
	Northrop Grumman Corp.	3.250%	8/1/23	12,162	12,291
	Northrop Grumman Corp.	2.930%	1/15/25	7,166	7,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	3.200%	2/1/27	6,409	6,429
	Otis Worldwide Corp.	2.056%	4/5/25	17,877	17,418
[3]	PACCAR Financial Corp.	2.650%	4/6/23	2,075	2,088
[3]	PACCAR Financial Corp.	0.800%	6/8/23	2,975	2,925
	PACCAR Financial Corp.	3.400%	8/9/23	4,478	4,528
[3]	PACCAR Financial Corp.	0.350%	8/11/23	2,425	2,363
[3]	PACCAR Financial Corp.	0.350%	2/2/24	3,483	3,355
[3]	PACCAR Financial Corp.	2.150%	8/15/24	2,217	2,193
[3]	PACCAR Financial Corp.	0.900%	11/8/24	1,057	1,010
[3]	PACCAR Financial Corp.	1.800%	2/6/25	3,630	3,522
	Parker-Hannifin Corp.	2.700%	6/14/24	11,609	11,539
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	9,570	9,629
	Parker-Hannifin Corp.	3.250%	3/1/27	2,745	2,745
	Precision Castparts Corp.	3.250%	6/15/25	3,648	3,693
	Raytheon Technologies Corp.	3.700%	12/15/23	3,827	3,890
	Raytheon Technologies Corp.	3.200%	3/15/24	10,132	10,245
	Raytheon Technologies Corp.	3.950%	8/16/25	16,473	17,000
	Raytheon Technologies Corp.	3.500%	3/15/27	7,146	7,253
	Republic Services Inc.	4.750%	5/15/23	2,535	2,584
	Republic Services Inc.	2.500%	8/15/24	5,205	5,152
	Republic Services Inc.	3.200%	3/15/25	7,454	7,457
	Republic Services Inc.	0.875%	11/15/25	4,048	3,706
	Republic Services Inc.	2.900%	7/1/26	5,063	5,004
	Rockwell Automation Inc.	0.350%	8/15/23	4,000	3,892
	Rockwell Automation Inc.	2.875%	3/1/25	473	472
[3]	Ryder System Inc.	3.750%	6/9/23	6,175	6,248
[3]	Ryder System Inc.	3.875%	12/1/23	1,532	1,555
[3]	Ryder System Inc.	3.650%	3/18/24	2,312	2,338
[3]	Ryder System Inc.	2.500%	9/1/24	4,688	4,624
[3]	Ryder System Inc.	4.625%	6/1/25	6,860	7,106
[3]	Ryder System Inc.	3.350%	9/1/25	782	782
[3]	Ryder System Inc.	1.750%	9/1/26	3,200	2,985
[3]	Ryder System Inc.	2.850%	3/1/27	1,400	1,360
	Southwest Airlines Co.	4.750%	5/4/23	7,375	7,541
	Southwest Airlines Co.	5.250%	5/4/25	16,872	17,707
	Teledyne Technologies Inc.	0.650%	4/1/23	4,410	4,330
	Teledyne Technologies Inc.	0.950%	4/1/24	8,095	7,775
	Teledyne Technologies Inc.	1.600%	4/1/26	6,333	5,908
	Textron Inc.	4.300%	3/1/24	810	826
	Textron Inc.	3.875%	3/1/25	4,084	4,159
	Textron Inc.	4.000%	3/15/26	3,350	3,425
	Textron Inc.	3.650%	3/15/27	3,517	3,543
	Timken Co.	3.875%	9/1/24	275	277
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	8,751	8,913
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,935	4,989
	Trimble Inc.	4.150%	6/15/23	2,625	2,660
	Trimble Inc.	4.750%	12/1/24	3,532	3,634
	Tyco Electronics Group SA	3.450%	8/1/24	2,500	2,525
	Tyco Electronics Group SA	3.700%	2/15/26	2,835	2,889
	Union Pacific Corp.	2.750%	4/15/23	1,775	1,781
	Union Pacific Corp.	3.500%	6/8/23	6,460	6,545
	Union Pacific Corp.	3.646%	2/15/24	3,497	3,553
	Union Pacific Corp.	3.150%	3/1/24	8,676	8,762
	Union Pacific Corp.	3.750%	3/15/24	1,284	1,304
	Union Pacific Corp.	3.250%	1/15/25	5,914	5,964
	Union Pacific Corp.	3.750%	7/15/25	1,617	1,656
	Union Pacific Corp.	3.250%	8/15/25	3,768	3,793
	Union Pacific Corp.	2.750%	3/1/26	3,097	3,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,417	3,413
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	505	507
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,882	2,878
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	4,468	4,385
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	6,394	6,275
	United Parcel Service Inc.	2.500%	4/1/23	12,010	12,072
	United Parcel Service Inc.	2.200%	9/1/24	5,488	5,429
	United Parcel Service Inc.	2.800%	11/15/24	2,749	2,761
	United Parcel Service Inc.	3.900%	4/1/25	3,411	3,513
	United Parcel Service Inc.	2.400%	11/15/26	4,505	4,411
	Vontier Corp.	1.800%	4/1/26	4,572	4,135
	Waste Management Inc.	2.400%	5/15/23	5,604	5,604
	Waste Management Inc.	0.750%	11/15/25	4,933	4,559
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	6,300	6,418
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,853	4,777
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	6,635	6,536
	WW Grainger Inc.	1.850%	2/15/25	4,375	4,252
	Xylem Inc.	3.250%	11/1/26	2,046	2,047
					1,182,102
Materials (0.4%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	4,510	4,572
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,759	3,581
	Albemarle Corp.	4.150%	12/1/24	3,098	3,170
	ArcelorMittal SA	4.550%	3/11/26	1,255	1,293
	Berry Global Inc.	0.950%	2/15/24	3,670	3,506
	Berry Global Inc.	1.570%	1/15/26	13,511	12,610
	Berry Global Inc.	1.650%	1/15/27	1,067	972
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,443	7,599
	Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,030
	Celanese US Holdings LLC	3.500%	5/8/24	4,007	4,017
	Celanese US Holdings LLC	1.400%	8/5/26	3,410	3,073
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,700	3,802
	CF Industries Inc.	3.450%	6/1/23	3,280	3,328
	Dow Chemical Co.	4.550%	11/30/25	269	280
	Dow Chemical Co.	3.625%	5/15/26	4,690	4,753
	DuPont de Nemours Inc.	4.205%	11/15/23	20,141	20,609
	DuPont de Nemours Inc.	4.493%	11/15/25	10,850	11,289
	Eastman Chemical Co.	3.800%	3/15/25	6,237	6,313
	Ecolab Inc.	0.900%	12/15/23	3,300	3,217
	Ecolab Inc.	2.700%	11/1/26	6,773	6,698
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,889	3,728
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,691	2,734
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	6,160	6,526
	FMC Corp.	4.100%	2/1/24	150	152
	FMC Corp.	3.200%	10/1/26	4,400	4,366
	Freeport-McMoRan Inc.	4.550%	11/14/24	1,500	1,545
	Freeport-McMoRan Inc.	5.000%	9/1/27	1,600	1,646
	Freeport-McMoRan Inc.	4.125%	3/1/28	6,000	5,998
	Georgia-Pacific LLC	8.000%	1/15/24	7,529	8,221
[5]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,865
[5]	Georgia-Pacific LLC	1.750%	9/30/25	4,250	4,042
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,075	1,078
	Kinross Gold Corp.	5.950%	3/15/24	4,064	4,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Linde Inc.	2.650%	2/5/25	1,861	1,849
	Linde Inc.	3.200%	1/30/26	4,846	4,888
	LYB International Finance BV	4.000%	7/15/23	789	802
	LYB International Finance III LLC	1.250%	10/1/25	3,857	3,572
	LyondellBasell Industries NV	5.750%	4/15/24	5,830	6,084
	Martin Marietta Materials Inc.	0.650%	7/15/23	1,500	1,464
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,950	1,997
	Mosaic Co.	4.250%	11/15/23	7,000	7,154
	Nucor Corp.	4.000%	8/1/23	5,949	6,068
	Nucor Corp.	2.000%	6/1/25	7,842	7,602
	Nutrien Ltd.	1.900%	5/13/23	3,400	3,377
	Nutrien Ltd.	3.000%	4/1/25	4,453	4,428
	Nutrien Ltd.	4.000%	12/15/26	4,000	4,132
	Packaging Corp. of America	3.650%	9/15/24	1,618	1,638
	PPG Industries Inc.	2.400%	8/15/24	2,100	2,072
	PPG Industries Inc.	1.200%	3/15/26	5,419	5,019
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,339
	RPM International Inc.	3.750%	3/15/27	3,700	3,758
	Sherwin-Williams Co.	3.125%	6/1/24	9,289	9,348
	Sherwin-Williams Co.	3.450%	8/1/25	4,165	4,187
	Sherwin-Williams Co.	3.950%	1/15/26	3,774	3,891
	Southern Copper Corp.	3.875%	4/23/25	4,700	4,751
	Steel Dynamics Inc.	2.800%	12/15/24	3,087	3,056
	Steel Dynamics Inc.	2.400%	6/15/25	9,188	8,903
	Vale Overseas Ltd.	6.250%	8/10/26	16,155	17,722
	Vulcan Materials Co.	4.500%	4/1/25	2,452	2,534
	Westlake Corp.	3.600%	8/15/26	8,538	8,638
	WRKCo Inc.	3.000%	9/15/24	6,866	6,832
	WRKCo Inc.	3.750%	3/15/25	6,029	6,112
	WRKCo Inc.	4.650%	3/15/26	4,441	4,631
					301,711
Real Estate (0.9%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	13,027	13,120
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,007	4,078
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,784	2,807
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,870	3,940
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	1,478	1,469
	American Tower Corp.	3.000%	6/15/23	7,265	7,294
	American Tower Corp.	0.600%	1/15/24	2,225	2,135
	American Tower Corp.	5.000%	2/15/24	9,443	9,770
	American Tower Corp.	3.375%	5/15/24	9,750	9,786
	American Tower Corp.	2.950%	1/15/25	5,650	5,593
	American Tower Corp.	2.400%	3/15/25	9,238	9,000
	American Tower Corp.	4.000%	6/1/25	7,585	7,710
	American Tower Corp.	1.300%	9/15/25	168	157
	American Tower Corp.	4.400%	2/15/26	5,265	5,411
	American Tower Corp.	1.600%	4/15/26	2,850	2,645
	American Tower Corp.	1.450%	9/15/26	3,445	3,151
	American Tower Corp.	3.375%	10/15/26	9,375	9,289
	American Tower Corp.	2.750%	1/15/27	4,063	3,901
	American Tower Corp.	3.125%	1/15/27	4,144	4,044
[2]	American Tower Corp.	3.650%	3/15/27	5,000	4,992
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	5,316	5,422
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	2,373	2,398
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,111	4,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	3,942
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	3,219	3,173
	Boston Properties LP	3.125%	9/1/23	4,195	4,220
	Boston Properties LP	3.800%	2/1/24	6,926	7,023
	Boston Properties LP	3.200%	1/15/25	9,225	9,222
	Boston Properties LP	2.750%	10/1/26	8,938	8,707
	Brandywine Operating Partnership LP	4.100%	10/1/24	1,283	1,298
	Brixmor Operating Partnership LP	3.650%	6/15/24	5,050	5,086
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,717	5,776
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,695	7,744
	CBRE Services Inc.	4.875%	3/1/26	4,930	5,183
	Corporate Office Properties LP	2.250%	3/15/26	1,809	1,727
	Crown Castle International Corp.	3.200%	9/1/24	8,715	8,730
	Crown Castle International Corp.	1.350%	7/15/25	5,120	4,784
	Crown Castle International Corp.	4.450%	2/15/26	9,060	9,338
	Crown Castle International Corp.	3.700%	6/15/26	6,280	6,320
	Crown Castle International Corp.	1.050%	7/15/26	8,188	7,411
	Crown Castle International Corp.	4.000%	3/1/27	5,510	5,597
	Crown Castle International Corp.	2.900%	3/15/27	4,000	3,867
	CubeSmart LP	4.000%	11/15/25	550	559
	CubeSmart LP	3.125%	9/1/26	3,385	3,350
	CyrusOne LP	2.900%	11/15/24	4,576	4,598
	EPR Properties	4.500%	4/1/25	569	574
	Equinix Inc.	2.625%	11/18/24	11,042	10,884
	Equinix Inc.	1.250%	7/15/25	2,900	2,705
	Equinix Inc.	1.000%	9/15/25	6,525	5,994
	Equinix Inc.	1.450%	5/15/26	3,893	3,581
	Equinix Inc.	2.900%	11/18/26	4,853	4,711
	ERP Operating LP	3.000%	4/15/23	5,398	5,432
	ERP Operating LP	3.375%	6/1/25	3,050	3,085
	ERP Operating LP	2.850%	11/1/26	3,188	3,135
	Essex Portfolio LP	3.250%	5/1/23	2,756	2,769
	Essex Portfolio LP	3.875%	5/1/24	6,270	6,357
	Essex Portfolio LP	3.500%	4/1/25	6,437	6,481
	Essex Portfolio LP	3.375%	4/15/26	3,850	3,854
	Federal Realty Investment Trust	3.950%	1/15/24	4,662	4,722
	GLP Capital LP	5.375%	11/1/23	4,550	4,672
	GLP Capital LP	3.350%	9/1/24	4,150	4,114
	GLP Capital LP	5.250%	6/1/25	6,299	6,487
	GLP Capital LP	5.375%	4/15/26	8,203	8,564
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,883	4,880
	Healthpeak Properties Inc.	3.400%	2/1/25	3,188	3,204
	Healthpeak Properties Inc.	4.000%	6/1/25	3,575	3,624
	Healthpeak Properties Inc.	3.250%	7/15/26	3,696	3,692
	Highwoods Realty LP	3.875%	3/1/27	2,755	2,777
	Host Hotels & Resorts LP	3.875%	4/1/24	792	799
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	1,545	1,561
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	3,640	3,721
	Kilroy Realty LP	3.450%	12/15/24	4,644	4,658
	Kilroy Realty LP	4.375%	10/1/25	2,403	2,464
	Kimco Realty Corp.	3.500%	4/15/23	1,250	1,260
	Kimco Realty Corp.	3.125%	6/1/23	1,660	1,667
	Kimco Realty Corp.	2.700%	3/1/24	593	588
	Kimco Realty Corp.	3.300%	2/1/25	3,876	3,867
	Kimco Realty Corp.	3.850%	6/1/25	2,025	2,036
	Kimco Realty Corp.	2.800%	10/1/26	5,070	4,934
	Kite Realty Group LP	4.000%	10/1/26	2,577	2,577
	Kite Realty Group Trust	4.000%	3/15/25	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LifeStorage LP	3.500%	7/1/26	2,853	2,871
	Mid-America Apartments LP	4.300%	10/15/23	3,217	3,271
	Mid-America Apartments LP	3.750%	6/15/24	5,750	5,828
	Mid-America Apartments LP	4.000%	11/15/25	1,359	1,387
	Mid-America Apartments LP	1.100%	9/15/26	1,345	1,225
	National Retail Properties Inc.	3.900%	6/15/24	1,825	1,854
	National Retail Properties Inc.	4.000%	11/15/25	55	56
	National Retail Properties Inc.	3.600%	12/15/26	6,526	6,575
	Office Properties Income Trust	4.250%	5/15/24	4,233	4,246
	Office Properties Income Trust	4.500%	2/1/25	5,275	5,263
	Office Properties Income Trust	2.650%	6/15/26	2,136	1,961
	Omega Healthcare Investors Inc.	4.375%	8/1/23	4,307	4,374
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,755	4,861
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,085	4,151
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,027	9,358
	Physicians Realty LP	4.300%	3/15/27	3,227	3,311
	Piedmont Operating Partnership LP	3.400%	6/1/23	2,705	2,709
	Piedmont Operating Partnership LP	4.450%	3/15/24	2,345	2,387
	Prologis LP	3.250%	10/1/26	5,053	5,089
	Public Storage	0.875%	2/15/26	1,358	1,255
	Public Storage	1.500%	11/9/26	1,000	939
	Realty Income Corp.	4.600%	2/6/24	8,291	8,516
	Realty Income Corp.	3.875%	7/15/24	3,125	3,175
	Realty Income Corp.	3.875%	4/15/25	1,770	1,802
	Realty Income Corp.	4.625%	11/1/25	3,997	4,181
	Realty Income Corp.	0.750%	3/15/26	6,794	6,132
	Realty Income Corp.	4.875%	6/1/26	3,106	3,277
	Realty Income Corp.	4.125%	10/15/26	6,212	6,414
	Realty Income Corp.	3.000%	1/15/27	12,449	12,277
	Regency Centers LP	3.600%	2/1/27	3,975	4,024
	Sabra Health Care LP	5.125%	8/15/26	5,497	5,625
	Simon Property Group LP	2.750%	6/1/23	3,638	3,645
	Simon Property Group LP	2.000%	9/13/24	10,686	10,497
	Simon Property Group LP	3.375%	10/1/24	17,233	17,427
	Simon Property Group LP	3.500%	9/1/25	10,605	10,705
	Simon Property Group LP	3.300%	1/15/26	3,369	3,392
	Simon Property Group LP	3.250%	11/30/26	2,145	2,148
	SITE Centers Corp.	3.625%	2/1/25	3,902	3,905
	Spirit Realty LP	3.200%	1/15/27	752	737
	Tanger Properties LP	3.125%	9/1/26	3,446	3,337
[3]	UDR Inc.	2.950%	9/1/26	2,647	2,596
	Ventas Realty LP	3.500%	4/15/24	4,030	4,043
	Ventas Realty LP	3.750%	5/1/24	925	936
	Ventas Realty LP	2.650%	1/15/25	5,053	4,961
	Ventas Realty LP	3.500%	2/1/25	7,413	7,424
	Ventas Realty LP	4.125%	1/15/26	250	256
	Ventas Realty LP	3.250%	10/15/26	6,242	6,191
	Vornado Realty LP	3.500%	1/15/25	3,194	3,182
	Vornado Realty LP	2.150%	6/1/26	5,717	5,354
	Welltower Inc.	4.500%	1/15/24	4,924	5,030
	Welltower Inc.	3.625%	3/15/24	5,863	5,927
	Welltower Inc.	4.000%	6/1/25	24,412	24,818
	WP Carey Inc.	4.600%	4/1/24	744	764
	WP Carey Inc.	4.000%	2/1/25	1,744	1,782
	WP Carey Inc.	4.250%	10/1/26	2,320	2,396
					636,433
Technology (2.5%)
	Adobe Inc.	1.900%	2/1/25	10,429	10,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adobe Inc.	3.250%	2/1/25	6,833	6,926
	Adobe Inc.	2.150%	2/1/27	7,660	7,440
	Advanced Micro Devices Inc.	2.950%	6/1/24	4,498	4,506
	Altera Corp.	4.100%	11/15/23	2,947	3,018
	Analog Devices Inc.	2.950%	4/1/25	530	531
	Analog Devices Inc.	3.500%	12/5/26	6,439	6,593
	Apple Inc.	2.400%	5/3/23	43,497	43,731
	Apple Inc.	0.750%	5/11/23	21,455	21,182
	Apple Inc.	3.000%	2/9/24	18,083	18,308
	Apple Inc.	3.450%	5/6/24	24,054	24,574
	Apple Inc.	2.850%	5/11/24	22,034	22,223
	Apple Inc.	1.800%	9/11/24	10,469	10,309
	Apple Inc.	2.750%	1/13/25	16,686	16,726
	Apple Inc.	2.500%	2/9/25	11,204	11,179
	Apple Inc.	1.125%	5/11/25	23,489	22,439
	Apple Inc.	3.200%	5/13/25	9,308	9,449
	Apple Inc.	0.550%	8/20/25	13,255	12,358
	Apple Inc.	0.700%	2/8/26	18,923	17,616
	Apple Inc.	3.250%	2/23/26	39,551	40,312
	Apple Inc.	2.450%	8/4/26	21,570	21,324
	Apple Inc.	2.050%	9/11/26	15,385	14,936
	Apple Inc.	3.350%	2/9/27	18,722	19,122
	Applied Materials Inc.	3.900%	10/1/25	4,948	5,093
	Arrow Electronics Inc.	3.250%	9/8/24	5,440	5,449
	Arrow Electronics Inc.	4.000%	4/1/25	2,538	2,575
	Autodesk Inc.	4.375%	6/15/25	2,311	2,376
	Automatic Data Processing Inc.	3.375%	9/15/25	6,312	6,447
	Avnet Inc.	4.625%	4/15/26	4,545	4,682
	Block Financial LLC	5.250%	10/1/25	2,247	2,360
	Broadcom Corp.	3.875%	1/15/27	23,620	23,779
	Broadcom Inc.	2.250%	11/15/23	3,000	2,974
	Broadcom Inc.	3.625%	10/15/24	12,710	12,876
	Broadcom Inc.	4.700%	4/15/25	9,600	9,954
	Broadcom Inc.	3.150%	11/15/25	7,696	7,644
	Broadcom Inc.	4.250%	4/15/26	5,340	5,483
	Broadcom Inc.	3.459%	9/15/26	10,535	10,503
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,502
	Cadence Design Systems Inc.	4.375%	10/15/24	2,626	2,695
	CDW LLC	5.500%	12/1/24	1,200	1,242
	CDW LLC	4.125%	5/1/25	2,700	2,718
	CDW LLC	2.670%	12/1/26	150	142
[5]	CGI Inc.	1.450%	9/14/26	4,218	3,877
	Cisco Systems Inc.	2.200%	9/20/23	2,274	2,277
	Cisco Systems Inc.	3.625%	3/4/24	3,025	3,097
	Cisco Systems Inc.	2.950%	2/28/26	6,092	6,139
	Cisco Systems Inc.	2.500%	9/20/26	7,676	7,623
	Citrix Systems Inc.	1.250%	3/1/26	3,066	2,975
	Dell International LLC	5.450%	6/15/23	7,455	7,680
	Dell International LLC	4.000%	7/15/24	7,374	7,532
	Dell International LLC	5.850%	7/15/25	16,324	17,457
	Dell International LLC	6.020%	6/15/26	38,366	41,628
	Dell International LLC	4.900%	10/1/26	18,773	19,706
	DXC Technology Co.	1.800%	9/15/26	6,361	5,840
	Equifax Inc.	3.950%	6/15/23	1,009	1,023
	Equifax Inc.	2.600%	12/1/24	5,457	5,397
	Equifax Inc.	2.600%	12/15/25	5,488	5,339
	Fidelity National Information Services Inc.	0.600%	3/1/24	1,295	1,240
	Fidelity National Information Services Inc.	1.150%	3/1/26	12,812	11,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fiserv Inc.	3.800%	10/1/23	17,001	17,278
	Fiserv Inc.	2.750%	7/1/24	21,941	21,819
	Fiserv Inc.	3.850%	6/1/25	3,400	3,456
	Fiserv Inc.	3.200%	7/1/26	17,862	17,813
	Flex Ltd.	4.750%	6/15/25	1,345	1,387
	Flex Ltd.	3.750%	2/1/26	3,610	3,612
	Fortinet Inc.	1.000%	3/15/26	4,390	3,996
	Global Payments Inc.	3.750%	6/1/23	5,470	5,523
	Global Payments Inc.	4.000%	6/1/23	9,269	9,401
	Global Payments Inc.	1.500%	11/15/24	4,000	3,825
	Global Payments Inc.	2.650%	2/15/25	10,902	10,699
	Global Payments Inc.	1.200%	3/1/26	6,554	6,046
	Global Payments Inc.	4.800%	4/1/26	5,841	6,133
	Global Payments Inc.	2.150%	1/15/27	6,153	5,783
[5]	GXO Logistics Inc.	1.650%	7/15/26	4,265	3,867
	Harman International Industries Inc.	4.150%	5/15/25	2,912	2,989
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,674	6,667
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	12,949	13,260
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	5,209	5,057
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,021	18,867
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	6,725	6,320
	HP Inc.	2.200%	6/17/25	16,551	15,957
	HP Inc.	1.450%	6/17/26	10,301	9,497
	Hubbell Inc.	3.350%	3/1/26	1,120	1,126
	Intel Corp.	2.875%	5/11/24	6,884	6,939
	Intel Corp.	3.400%	3/25/25	9,900	10,048
	Intel Corp.	3.700%	7/29/25	18,804	19,259
	Intel Corp.	2.600%	5/19/26	8,679	8,609
	Intel Corp.	3.750%	3/25/27	10,074	10,433
	International Business Machines Corp.	3.375%	8/1/23	10,339	10,479
	International Business Machines Corp.	3.625%	2/12/24	11,870	12,099
	International Business Machines Corp.	3.000%	5/15/24	25,462	25,637
	International Business Machines Corp.	7.000%	10/30/25	7,875	8,908
	International Business Machines Corp.	3.450%	2/19/26	10,790	10,962
	International Business Machines Corp.	3.300%	5/15/26	19,844	20,054
	International Business Machines Corp.	3.300%	1/27/27	2,823	2,856
	Intuit Inc.	0.650%	7/15/23	6,124	5,993
	Intuit Inc.	0.950%	7/15/25	2,452	2,303
[3]	J Paul Getty Trust	0.391%	1/1/24	2,625	2,535
	Juniper Networks Inc.	1.200%	12/10/25	3,100	2,887
	KLA Corp.	4.650%	11/1/24	12,723	13,187
[5]	Kyndryl Holdings Inc.	2.050%	10/15/26	2,699	2,425
	Lam Research Corp.	3.800%	3/15/25	2,334	2,389
	Lam Research Corp.	3.750%	3/15/26	7,606	7,823
	Legrand France SA	8.500%	2/15/25	3,443	3,944
	Leidos Inc.	2.950%	5/15/23	4,303	4,314
	Leidos Inc.	3.625%	5/15/25	4,502	4,516
[3]	Marvell Technology Inc.	4.200%	6/22/23	5,435	5,524
	Marvell Technology Inc.	1.650%	4/15/26	2,654	2,469
	Microchip Technology Inc.	4.333%	6/1/23	11,739	11,935
	Microchip Technology Inc.	4.250%	9/1/25	8,301	8,408
	Micron Technology Inc.	4.975%	2/6/26	70	73
	Micron Technology Inc.	4.185%	2/15/27	8,607	8,829
	Microsoft Corp.	2.375%	5/1/23	11,907	11,938
	Microsoft Corp.	2.000%	8/8/23	11,539	11,569
	Microsoft Corp.	3.625%	12/15/23	8,997	9,225
	Microsoft Corp.	2.875%	2/6/24	22,332	22,619
	Microsoft Corp.	2.700%	2/12/25	21,915	22,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.125%	11/3/25	26,287	26,701
	Microsoft Corp.	2.400%	8/8/26	35,855	35,561
	Microsoft Corp.	3.300%	2/6/27	34,031	34,917
	Moody's Corp.	4.875%	2/15/24	1,464	1,509
	Moody's Corp.	3.750%	3/24/25	5,775	5,876
	Motorola Solutions Inc.	4.000%	9/1/24	5,469	5,558
	NetApp Inc.	3.300%	9/29/24	4,300	4,318
	NetApp Inc.	1.875%	6/22/25	5,681	5,435
	NVIDIA Corp.	0.309%	6/15/23	9,775	9,577
	NVIDIA Corp.	0.584%	6/14/24	11,518	11,057
	NVIDIA Corp.	3.200%	9/16/26	8,592	8,736
[5]	NXP BV	4.875%	3/1/24	5,212	5,360
[5]	NXP BV	2.700%	5/1/25	4,267	4,145
[5]	NXP BV	5.350%	3/1/26	3,553	3,756
[5]	NXP BV	3.875%	6/18/26	7,704	7,737
	Oracle Corp.	3.625%	7/15/23	5,447	5,521
	Oracle Corp.	2.400%	9/15/23	19,198	19,122
	Oracle Corp.	3.400%	7/8/24	16,414	16,540
	Oracle Corp.	2.950%	11/15/24	12,234	12,169
	Oracle Corp.	2.500%	4/1/25	27,867	27,214
	Oracle Corp.	2.950%	5/15/25	22,612	22,312
	Oracle Corp.	1.650%	3/25/26	24,549	22,853
	Oracle Corp.	2.650%	7/15/26	27,804	26,730
	PayPal Holdings Inc.	1.350%	6/1/23	8,366	8,301
	PayPal Holdings Inc.	2.400%	10/1/24	9,558	9,522
	PayPal Holdings Inc.	1.650%	6/1/25	6,495	6,250
	PayPal Holdings Inc.	2.650%	10/1/26	11,820	11,634
[5]	Qorvo Inc.	1.750%	12/15/24	3,990	3,805
	QUALCOMM Inc.	2.900%	5/20/24	4,959	4,996
	QUALCOMM Inc.	3.450%	5/20/25	10,986	11,154
	Roper Technologies Inc.	3.650%	9/15/23	4,239	4,299
	Roper Technologies Inc.	2.350%	9/15/24	4,215	4,154
	Roper Technologies Inc.	1.000%	9/15/25	9,459	8,788
	Roper Technologies Inc.	3.850%	12/15/25	1,900	1,935
	Roper Technologies Inc.	3.800%	12/15/26	1,238	1,268
	S&P Global Inc.	2.950%	1/22/27	4,934	4,914
[5]	S&P Global Inc.	2.450%	3/1/27	6,000	5,839
	Salesforce Inc.	3.250%	4/11/23	9,216	9,329
	Skyworks Solutions Inc.	1.800%	6/1/26	6,375	5,938
[5]	TD SYNNEX Corp.	1.250%	8/9/24	6,286	5,983
[5]	TD SYNNEX Corp.	1.750%	8/9/26	5,081	4,652
	Texas Instruments Inc.	2.625%	5/15/24	1,650	1,655
	Texas Instruments Inc.	1.375%	3/12/25	16,378	15,768
	Texas Instruments Inc.	1.125%	9/15/26	4,445	4,156
	TSMC Arizona Corp.	1.750%	10/25/26	11,000	10,311
	Verisk Analytics Inc.	4.000%	6/15/25	8,382	8,563
	VMware Inc.	0.600%	8/15/23	9,086	8,833
	VMware Inc.	1.000%	8/15/24	3,629	3,459
	VMware Inc.	4.500%	5/15/25	8,160	8,409
	VMware Inc.	1.400%	8/15/26	14,150	13,007
	Western Digital Corp.	4.750%	2/15/26	20,000	20,359
					1,672,683
Utilities (1.3%)
	AEP Transmission Co. LLC	3.100%	12/1/26	4,845	4,853
	AES Corp.	1.375%	1/15/26	9,750	8,992
[3]	Alabama Power Co.	3.550%	12/1/23	2,450	2,487
	Ameren Corp.	2.500%	9/15/24	2,804	2,762
	Ameren Corp.	3.650%	2/15/26	4,345	4,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Corp.	1.950%	3/15/27	2,000	1,875
	Ameren Illinois Co.	3.250%	3/1/25	3,450	3,469
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,937
	American Electric Power Co. Inc.	2.031%	3/15/24	5,000	4,913
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	3,700	3,424
	American Electric Power Co. Inc.	3.875%	2/15/62	4,000	3,699
	American Water Capital Corp.	3.850%	3/1/24	3,525	3,588
	American Water Capital Corp.	3.400%	3/1/25	7,100	7,159
	Appalachian Power Co.	3.400%	6/1/25	1,350	1,363
	Arizona Public Service Co.	3.150%	5/15/25	2,407	2,393
	Avangrid Inc.	3.150%	12/1/24	7,223	7,210
	Avangrid Inc.	3.200%	4/15/25	3,412	3,404
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,342	3,367
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,025	2,950
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	10,778	10,980
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	11,580	11,931
	Black Hills Corp.	1.037%	8/23/24	7,000	6,683
	Black Hills Corp.	3.950%	1/15/26	4,245	4,299
	Black Hills Corp.	3.150%	1/15/27	3,700	3,637
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	900	875
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,225	3,204
	CenterPoint Energy Inc.	2.500%	9/1/24	3,532	3,483
	CenterPoint Energy Inc.	1.450%	6/1/26	1,405	1,306
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,965	5,034
	CMS Energy Corp.	3.000%	5/15/26	2,250	2,211
	Commonwealth Edison Co.	2.550%	6/15/26	5,059	4,962
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	6,400	5,884
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,242	5,245
[3]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,871
	Constellation Energy Generation LLC	3.250%	6/1/25	8,084	8,066
	Consumers Energy Co.	0.350%	6/1/23	2,700	2,630
	Consumers Energy Co.	3.375%	8/15/23	1,925	1,941
	Delmarva Power & Light Co.	3.500%	11/15/23	4,095	4,145
	Dominion Energy Inc.	3.071%	8/15/24	6,320	6,305
[3]	Dominion Energy Inc.	3.300%	3/15/25	5,646	5,676
	Dominion Energy Inc.	3.900%	10/1/25	7,118	7,285
[3]	Dominion Energy Inc.	1.450%	4/15/26	4,978	4,642
[3]	Dominion Energy Inc.	2.850%	8/15/26	6,430	6,309
[3]	Dominion Energy Inc.	3.600%	3/15/27	1,800	1,819
	DTE Electric Co.	3.650%	3/15/24	3,134	3,188
	DTE Electric Co.	3.375%	3/1/25	5,350	5,396
[3]	DTE Energy Co.	2.529%	10/1/24	7,901	7,776
[3]	DTE Energy Co.	1.050%	6/1/25	9,600	8,989
	DTE Energy Co.	2.850%	10/1/26	6,205	6,071
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,458	5,459
	Duke Energy Corp.	3.950%	10/15/23	3,862	3,919
	Duke Energy Corp.	3.750%	4/15/24	12,949	13,153
	Duke Energy Corp.	0.900%	9/15/25	1,250	1,158
	Duke Energy Corp.	2.650%	9/1/26	5,000	4,875
	Duke Energy Corp.	3.250%	1/15/82	2,100	1,860
	Duke Energy Florida LLC	3.200%	1/15/27	5,325	5,364
	Duke Energy Ohio Inc.	3.800%	9/1/23	3,699	3,738
	Duke Energy Progress LLC	3.375%	9/1/23	2,143	2,169
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,768
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	9,218	9,120
	Edison International	3.125%	11/15/22	410	411
	Edison International	3.550%	11/15/24	8,962	9,006
	Edison International	4.950%	4/15/25	2,242	2,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emera US Finance LP	3.550%	6/15/26	4,887	4,888
	Enel Americas SA	4.000%	10/25/26	3,950	4,051
	Entergy Arkansas LLC	3.700%	6/1/24	5,025	5,129
	Entergy Arkansas LLC	3.500%	4/1/26	4,872	4,935
	Entergy Corp.	0.900%	9/15/25	6,050	5,564
	Entergy Corp.	2.950%	9/1/26	7,535	7,420
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,917	3,074
	Entergy Louisiana LLC	4.050%	9/1/23	3,035	3,085
	Entergy Louisiana LLC	0.620%	11/17/23	8,000	7,766
	Entergy Louisiana LLC	0.950%	10/1/24	7,500	7,165
	Entergy Louisiana LLC	5.400%	11/1/24	1,633	1,725
	Entergy Louisiana LLC	2.400%	10/1/26	4,121	3,992
	Evergy Inc.	2.450%	9/15/24	7,617	7,473
	Evergy Kansas Central Inc.	2.550%	7/1/26	2,198	2,151
[3]	Eversource Energy	3.800%	12/1/23	12,982	13,168
[3]	Eversource Energy	2.900%	10/1/24	4,680	4,661
[3]	Eversource Energy	3.150%	1/15/25	2,167	2,163
[3]	Eversource Energy	1.400%	8/15/26	3,000	2,766
[3]	Exelon Corp.	3.950%	6/15/25	9,656	9,876
	Exelon Corp.	3.400%	4/15/26	7,386	7,421
[5]	Exelon Corp.	2.750%	3/15/27	5,000	4,870
	Florida Power & Light Co.	2.750%	6/1/23	4,545	4,558
	Florida Power & Light Co.	3.250%	6/1/24	2,800	2,836
	Florida Power & Light Co.	2.850%	4/1/25	3,230	3,233
	Florida Power & Light Co.	3.125%	12/1/25	5,105	5,147
	Fortis Inc.	3.055%	10/4/26	6,118	6,047
[3]	Georgia Power Co.	2.100%	7/30/23	12,331	12,266
[3]	Georgia Power Co.	2.200%	9/15/24	8,730	8,575
	Georgia Power Co.	3.250%	3/30/27	4,373	4,348
	Interstate Power & Light Co.	3.250%	12/1/24	4,144	4,166
	ITC Holdings Corp.	3.250%	6/30/26	2,972	2,952
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	511
	MidAmerican Energy Co.	3.500%	10/15/24	8,392	8,559
	National Fuel Gas Co.	5.200%	7/15/25	3,246	3,374
	National Fuel Gas Co.	5.500%	1/15/26	4,484	4,730
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	4,040	4,085
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,500	5,526
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	5,193	4,980
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,455	4,432
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,185	8,201
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	2,810	2,562
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	5,365	5,231
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	3,067
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	9,000	9,004
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	8,000	7,510
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,960	4,588
	NiSource Inc.	0.950%	8/15/25	12,741	11,719
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	7,383	7,375
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,513	1,512
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,663
	ONE Gas Inc.	3.610%	2/1/24	1,720	1,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONE Gas Inc.	1.100%	3/11/24	3,565	3,430
	Pacific Gas & Electric Co.	1.700%	11/15/23	5,000	4,876
	Pacific Gas & Electric Co.	3.850%	11/15/23	2,381	2,389
	Pacific Gas & Electric Co.	3.750%	2/15/24	6,902	6,899
	Pacific Gas & Electric Co.	3.500%	6/15/25	12,085	11,910
	Pacific Gas & Electric Co.	3.450%	7/1/25	11,657	11,424
	Pacific Gas & Electric Co.	3.150%	1/1/26	21,100	20,329
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,930	2,793
	PacifiCorp	2.950%	6/1/23	1,300	1,301
	PacifiCorp	3.600%	4/1/24	3,035	3,078
	PECO Energy Co.	3.150%	10/15/25	3,171	3,181
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,544
	PPL Capital Funding Inc.	3.100%	5/15/26	9,926	9,792
[3]	Public Service Electric & Gas Co.	2.375%	5/15/23	1,985	1,989
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,867	2,854
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	625	581
	Public Service Enterprise Group Inc.	2.875%	6/15/24	8,243	8,181
	Public Service Enterprise Group Inc.	0.800%	8/15/25	7,232	6,665
	Puget Energy Inc.	3.650%	5/15/25	5,000	5,022
[3]	San Diego Gas & Electric Co.	3.600%	9/1/23	2,048	2,074
	San Diego Gas & Electric Co.	2.500%	5/15/26	3,275	3,209
	Sempra Energy	3.300%	4/1/25	6,200	6,203
	Sierra Pacific Power Co.	2.600%	5/1/26	7,369	7,246
	Southern California Edison Co.	0.700%	4/3/23	3,070	3,023
[3]	Southern California Edison Co.	3.400%	6/1/23	3,270	3,282
[3]	Southern California Edison Co.	0.700%	8/1/23	1,275	1,243
[3]	Southern California Edison Co.	3.500%	10/1/23	3,434	3,468
	Southern California Edison Co.	1.100%	4/1/24	5,775	5,581
[3]	Southern California Edison Co.	0.975%	8/1/24	3,750	3,580
[3]	Southern California Edison Co.	3.700%	8/1/25	7,722	7,850
[3]	Southern California Edison Co.	1.200%	2/1/26	2,850	2,640
	Southern California Gas Co.	3.150%	9/15/24	466	469
	Southern California Gas Co.	3.200%	6/15/25	3,390	3,403
[3]	Southern California Gas Co.	2.600%	6/15/26	5,015	4,907
	Southern Co.	2.950%	7/1/23	2,528	2,541
	Southern Co.	3.250%	7/1/26	23,288	23,299
[3]	Southern Co.	4.000%	1/15/51	10,282	9,937
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	9,391	9,355
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,209	1,202
	Southern Power Co.	4.150%	12/1/25	1,630	1,674
	Southern Power Co.	0.900%	1/15/26	500	459
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	5,734	5,398
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	2,958	2,893
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,082
	Union Electric Co.	3.500%	4/15/24	3,050	3,099
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,433	5,435
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	10,515	10,530
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	7,802	7,717
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,865	6,965
	WEC Energy Group Inc.	0.550%	9/15/23	5,706	5,543
	WEC Energy Group Inc.	0.800%	3/15/24	4,462	4,280
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	1,045
	Wisconsin Electric Power Co.	2.050%	12/15/24	700	686
	Xcel Energy Inc.	0.500%	10/15/23	6,668	6,458
	Xcel Energy Inc.	3.300%	6/1/25	5,780	5,792
	Xcel Energy Inc.	3.350%	12/1/26	2,719	2,724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	1.750%	3/15/27	7,905	7,343
					860,088
Total Corporate Bonds (Cost $18,432,681)					17,713,917
Sovereign Bonds (5.6%)
	African Development Bank	0.750%	4/3/23	26,150	25,844
	African Development Bank	3.000%	9/20/23	21,071	21,298
	African Development Bank	0.875%	3/23/26	19,675	18,364
[3]	African Development Bank	0.875%	7/22/26	16,308	15,192
[3]	Asian Development Bank	0.250%	7/14/23	48,423	47,264
[3]	Asian Development Bank	0.250%	10/6/23	37,350	36,262
	Asian Development Bank	2.625%	1/30/24	30,335	30,500
[3]	Asian Development Bank	0.375%	6/11/24	32,850	31,439
[3]	Asian Development Bank	0.625%	10/8/24	21,475	20,499
	Asian Development Bank	1.500%	10/18/24	28,725	28,019
[3]	Asian Development Bank	2.000%	1/22/25	4,808	4,740
	Asian Development Bank	0.625%	4/29/25	55,175	52,006
[3]	Asian Development Bank	0.375%	9/3/25	16,310	15,125
[3]	Asian Development Bank	0.500%	2/4/26	23,374	21,584
[3]	Asian Development Bank	1.000%	4/14/26	19,188	17,986
[3]	Asian Development Bank	2.000%	4/24/26	24,933	24,355
[3]	Asian Development Bank	1.500%	1/20/27	32,650	31,131
	Asian Infrastructure Investment Bank	0.250%	9/29/23	28,780	27,901
	Asian Infrastructure Investment Bank	2.250%	5/16/24	24,785	24,626
	Asian Infrastructure Investment Bank	0.500%	5/28/25	20,895	19,478
	Asian Infrastructure Investment Bank	0.500%	1/27/26	26,270	24,116
	Canadian Government Bond	2.000%	11/15/22	1	1
	Canadian Government Bond	1.625%	1/22/25	20,685	20,179
	Canadian Government Bond	0.750%	5/19/26	36,675	34,052
	Corp. Andina de Fomento	4.375%	6/15/22	6,301	6,330
	Corp. Andina de Fomento	2.375%	5/12/23	5,575	5,569
	Corp. Andina de Fomento	3.750%	11/23/23	9,292	9,438
	Corp. Andina de Fomento	1.250%	10/26/24	6,595	6,315
	Corp. Andina de Fomento	1.625%	9/23/25	9,950	9,447
	Corp. Andina de Fomento	2.250%	2/8/27	5,800	5,549
	Council of Europe Development Bank	0.250%	6/10/23	4,300	4,210
	Council of Europe Development Bank	0.250%	10/20/23	11,475	11,126
	Council of Europe Development Bank	2.500%	2/27/24	1,000	1,003
	Council of Europe Development Bank	0.375%	6/10/24	1,750	1,674
	Council of Europe Development Bank	1.375%	2/27/25	9,080	8,779
	Council of Europe Development Bank	0.875%	9/22/26	11,055	10,289
	Equinor ASA	2.650%	1/15/24	21,376	21,421
	Equinor ASA	3.700%	3/1/24	15,041	15,339
	Equinor ASA	3.250%	11/10/24	10,668	10,770
	Equinor ASA	2.875%	4/6/25	13,670	13,681
	Equinor ASA	1.750%	1/22/26	3,924	3,756
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	10,415	10,170
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,100	3,978
	European Bank for Reconstruction & Development	0.500%	5/19/25	40,616	38,051
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	9,515	8,813
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	19,500	17,989
	European Investment Bank	1.375%	5/15/23	12,978	12,890
[3]	European Investment Bank	2.875%	8/15/23	30,075	30,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	0.250%	9/15/23	61,750	60,053
[3]	European Investment Bank	3.125%	12/14/23	30,853	31,283
	European Investment Bank	3.250%	1/29/24	49,154	49,968
	European Investment Bank	2.625%	3/15/24	25,090	25,221
	European Investment Bank	2.250%	6/24/24	9,916	9,884
	European Investment Bank	0.375%	7/24/24	34,500	32,900
	European Investment Bank	2.500%	10/15/24	3,700	3,702
	European Investment Bank	1.875%	2/10/25	32,190	31,615
	European Investment Bank	1.625%	3/14/25	53,404	52,009
	European Investment Bank	0.625%	7/25/25	42,550	39,916
	European Investment Bank	0.375%	12/15/25	13,320	12,285
	European Investment Bank	0.375%	3/26/26	10,000	9,168
	European Investment Bank	2.125%	4/13/26	18,670	18,361
	European Investment Bank	0.750%	10/26/26	8,060	7,450
[3]	European Investment Bank	1.375%	3/15/27	25,800	24,427
[6]	Export Development Canada	2.625%	2/21/24	13,100	13,161
	Export-Import Bank of Korea	3.625%	11/27/23	2,220	2,262
	Export-Import Bank of Korea	4.000%	1/14/24	5,410	5,545
	Export-Import Bank of Korea	0.375%	2/9/24	3,550	3,410
	Export-Import Bank of Korea	2.375%	6/25/24	16,500	16,418
	Export-Import Bank of Korea	2.875%	1/21/25	7,700	7,704
	Export-Import Bank of Korea	1.875%	2/12/25	600	584
	Export-Import Bank of Korea	3.250%	11/10/25	10,250	10,355
	Export-Import Bank of Korea	0.625%	2/9/26	3,000	2,760
	Export-Import Bank of Korea	2.625%	5/26/26	18,100	17,929
	Export-Import Bank of Korea	3.250%	8/12/26	5,925	6,024
	Export-Import Bank of Korea	1.125%	12/29/26	1,545	1,426
	Export-Import Bank of Korea	1.625%	1/18/27	6,350	5,974
[7]	FMS Wertmanagement	2.750%	3/6/23	14,650	14,776
[7]	FMS Wertmanagement	2.750%	1/30/24	2,895	2,915
[3]	Hydro-Quebec	8.050%	7/7/24	4,525	5,026
	Inter-American Development Bank	0.500%	5/24/23	43,215	42,487
	Inter-American Development Bank	3.000%	10/4/23	19,065	19,280
	Inter-American Development Bank	0.250%	11/15/23	41,550	40,234
	Inter-American Development Bank	2.625%	1/16/24	24,000	24,129
	Inter-American Development Bank	3.000%	2/21/24	33,659	34,061
	Inter-American Development Bank	0.500%	9/23/24	32,450	30,899
	Inter-American Development Bank	2.125%	1/15/25	20,425	20,191
[3]	Inter-American Development Bank	1.750%	3/14/25	28,921	28,268
	Inter-American Development Bank	0.875%	4/3/25	28,950	27,545
	Inter-American Development Bank	0.625%	7/15/25	19,323	18,133
[3]	Inter-American Development Bank	0.875%	4/20/26	32,500	30,316
[3]	Inter-American Development Bank	2.000%	6/2/26	13,947	13,605
	Inter-American Development Bank	2.000%	7/23/26	8,210	8,032
	Inter-American Development Bank	1.500%	1/13/27	100	95
	International Bank for Reconstruction & Development	1.750%	4/19/23	7,425	7,411
	International Bank for Reconstruction & Development	0.125%	4/20/23	32,340	31,745
[3]	International Bank for Reconstruction & Development	1.875%	6/19/23	35,728	35,652
	International Bank for Reconstruction & Development	3.000%	9/27/23	26,910	27,227
	International Bank for Reconstruction & Development	0.250%	11/24/23	24,870	24,070
	International Bank for Reconstruction & Development	2.500%	3/19/24	17,690	17,735
	International Bank for Reconstruction & Development	2.250%	3/28/24	4,750	4,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	26,340	25,753
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	32,075	32,073
	International Bank for Reconstruction & Development	1.625%	1/15/25	34,575	33,759
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	3,282	3,244
	International Bank for Reconstruction & Development	0.750%	3/11/25	38,200	36,261
	International Bank for Reconstruction & Development	0.625%	4/22/25	65,275	61,591
	International Bank for Reconstruction & Development	0.375%	7/28/25	47,502	44,173
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	39,030	38,896
	International Bank for Reconstruction & Development	0.500%	10/28/25	51,710	48,043
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	1,735	1,766
	International Bank for Reconstruction & Development	0.875%	7/15/26	15,630	14,591
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	10,783	10,490
	International Finance Corp.	0.500%	3/20/23	1,425	1,408
[3]	International Finance Corp.	2.875%	7/31/23	23,050	23,271
[3]	International Finance Corp.	1.375%	10/16/24	14,475	14,083
[3]	International Finance Corp.	0.375%	7/16/25	12,400	11,546
[3]	International Finance Corp.	2.125%	4/7/26	5,092	4,999
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	7,155	7,172
[3,8]	Japan Bank for International Cooperation	1.625%	10/17/22	2,750	2,754
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	15,885	15,614
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	14,950	15,140
[3,8]	Japan Bank for International Cooperation	3.375%	7/31/23	1,075	1,090
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	20,975	20,403
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	12,195	12,385
[3,8]	Japan Bank for International Cooperation	0.500%	4/15/24	8,000	7,679
[3,8]	Japan Bank for International Cooperation	2.500%	5/23/24	19,000	18,986
[3,8]	Japan Bank for International Cooperation	3.000%	5/29/24	9,865	9,966
[3,8]	Japan Bank for International Cooperation	1.750%	10/17/24	3,900	3,815
[3,8]	Japan Bank for International Cooperation	2.125%	2/10/25	1,031	1,015
[3,8]	Japan Bank for International Cooperation	2.500%	5/28/25	5,370	5,332
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	25,575	23,877
[3,8]	Japan Bank for International Cooperation	2.750%	1/21/26	5,335	5,321
[3,8]	Japan Bank for International Cooperation	2.375%	4/20/26	6,875	6,758
[8]	Japan Bank for International Cooperation	1.875%	7/21/26	2,606	2,516
[3,8]	Japan Bank for International Cooperation	2.250%	11/4/26	12,500	12,251
[7]	KFW	0.250%	4/25/23	33,640	33,057
[7]	KFW	0.250%	10/19/23	42,280	41,009
[7]	KFW	2.625%	2/28/24	24,998	25,130
[7]	KFW	0.250%	3/8/24	52,205	50,149
[7]	KFW	1.375%	8/5/24	30,974	30,221
[7]	KFW	0.500%	9/20/24	43,145	41,113
[7]	KFW	2.500%	11/20/24	42,175	42,176
[7]	KFW	1.250%	1/31/25	36,260	34,993
[7]	KFW	2.000%	5/2/25	15,419	15,162
[7]	KFW	0.375%	7/18/25	49,200	45,784
[7]	KFW	0.625%	1/22/26	30,825	28,648
[7]	KFW	1.000%	10/1/26	39,650	37,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Korea Development Bank	3.750%	1/22/24	7,178	7,328
	Korea Development Bank	3.250%	2/19/24	3,630	3,674
	Korea Development Bank	0.400%	3/9/24	4,410	4,231
	Korea Development Bank	2.125%	10/1/24	6,455	6,376
	Korea Development Bank	0.750%	1/25/25	13,415	12,671
	Korea Development Bank	3.000%	1/13/26	10,640	10,710
	Korea Development Bank	0.800%	4/27/26	250	231
	Korea Development Bank	2.000%	9/12/26	6,700	6,452
[7]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	11,555	11,712
[7]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	10,580	10,422
[3,7]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	16,085	15,073
[7]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	13,843	13,742
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	15,435	14,416
[3,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	7,513	7,275
	Nordic Investment Bank	0.375%	5/19/23	15,250	14,972
	Nordic Investment Bank	2.875%	7/19/23	4,750	4,794
	Nordic Investment Bank	2.250%	5/21/24	2,192	2,185
	Nordic Investment Bank	0.375%	9/20/24	6,650	6,314
	Nordic Investment Bank	0.375%	9/11/25	14,390	13,332
[3]	Nordic Investment Bank	0.500%	1/21/26	12,800	11,816
	North American Development Bank	2.400%	10/26/22	838	839
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	2,150	2,179
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	10,805	10,485
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	24,195	22,392
[3,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	9,223	8,502
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,172
[3,10]	Petroleos Mexicanos	2.290%	2/15/24	380	375
	Province of Alberta	3.350%	11/1/23	12,215	12,409
	Province of Alberta	2.950%	1/23/24	12,100	12,212
	Province of Alberta	1.875%	11/13/24	17,520	17,205
	Province of Alberta	1.000%	5/20/25	12,782	12,131
[3]	Province of British Columbia	1.750%	9/27/24	15,175	14,898
[3]	Province of British Columbia	6.500%	1/15/26	1,313	1,476
	Province of British Columbia	0.900%	7/20/26	6,825	6,347
[3]	Province of Manitoba	2.600%	4/16/24	6,750	6,766
	Province of Manitoba	3.050%	5/14/24	5,718	5,782
	Province of Manitoba	2.125%	6/22/26	5,366	5,210
	Province of Ontario	3.400%	10/17/23	26,987	27,431
	Province of Ontario	3.050%	1/29/24	12,942	13,093
	Province of Ontario	3.200%	5/16/24	15,215	15,437
	Province of Ontario	0.625%	1/21/26	23,380	21,656
	Province of Ontario	1.050%	4/14/26	14,725	13,804
	Province of Ontario	2.500%	4/27/26	18,005	17,848
[3]	Province of Quebec	7.125%	2/9/24	415	449
[3]	Province of Quebec	2.500%	4/9/24	13,720	13,735
[3]	Province of Quebec	2.875%	10/16/24	18,245	18,385
[3]	Province of Quebec	1.500%	2/11/25	10,660	10,335
	Province of Quebec	0.600%	7/23/25	44,455	41,577
	Province of Quebec	2.500%	4/20/26	17,550	17,419
	Republic of Chile	2.250%	10/30/22	3,310	3,317
	Republic of Chile	3.125%	3/27/25	8,930	9,036
	Republic of Chile	3.125%	1/21/26	4,738	4,773
[3]	Republic of Chile	2.750%	1/31/27	7,670	7,512
	Republic of Finland	6.950%	2/15/26	300	344
	Republic of Hungary	5.750%	11/22/23	13,027	13,638
	Republic of Hungary	5.375%	3/25/24	22,635	23,706
	Republic of Italy	6.875%	9/27/23	24,990	26,524
	Republic of Italy	0.875%	5/6/24	14,990	14,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Italy	2.375%	10/17/24	21,460	21,110
	Republic of Italy	1.250%	2/17/26	15,812	14,585
	Republic of Korea	3.875%	9/11/23	16,508	16,848
	Republic of Korea	5.625%	11/3/25	1,564	1,704
	Republic of Korea	2.750%	1/19/27	229	229
[3]	Republic of Panama	4.000%	9/22/24	12,218	12,498
[3]	Republic of Panama	3.750%	3/16/25	9,354	9,532
	Republic of Panama	7.125%	1/29/26	16,641	18,996
	Republic of Peru	7.350%	7/21/25	11,790	13,359
[3]	Republic of Peru	2.392%	1/23/26	12,350	12,011
	Republic of Poland	3.000%	3/17/23	11,573	11,633
	Republic of Poland	4.000%	1/22/24	15,250	15,649
	Republic of Poland	3.250%	4/6/26	10,923	11,122
	Republic of the Philippines	4.200%	1/21/24	9,311	9,567
	Republic of the Philippines	7.500%	9/25/24	600	640
	Republic of the Philippines	9.500%	10/21/24	3,956	4,585
	Republic of the Philippines	10.625%	3/16/25	11,592	14,142
	Republic of the Philippines	5.500%	3/30/26	1,503	1,642
	Republic of the Philippines	3.229%	3/29/27	4,100	4,147
	State of Israel	3.150%	6/30/23	8,500	8,594
	State of Israel	2.875%	3/16/26	8,969	9,012
[3]	Svensk Exportkredit AB	0.750%	4/6/23	4,450	4,396
[3]	Svensk Exportkredit AB	0.250%	9/29/23	9,514	9,235
	Svensk Exportkredit AB	0.500%	11/10/23	13,475	13,090
[3]	Svensk Exportkredit AB	1.750%	12/12/23	3,950	3,910
[3]	Svensk Exportkredit AB	0.375%	7/30/24	15,025	14,299
	Svensk Exportkredit AB	0.625%	10/7/24	6,440	6,136
[3]	Svensk Exportkredit AB	0.625%	5/14/25	20,000	18,787
	Svensk Exportkredit AB	0.500%	8/26/25	8,405	7,808
[3]	Svensk Exportkredit AB	2.250%	3/22/27	8,400	8,236
	United Mexican States	3.600%	1/30/25	12,689	13,022
[3]	United Mexican States	3.900%	4/27/25	10,758	11,139
	United Mexican States	4.125%	1/21/26	22,160	23,260
	United Mexican States	4.150%	3/28/27	16,591	17,485
Total Sovereign Bonds (Cost $4,032,445)					3,869,770
Taxable Municipal Bonds (0.0%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	10,948
	Illinois GO	4.950%	6/1/23	4,092	4,166
	Oregon GO	5.762%	6/1/23	737	755
	University of California Revenue	0.883%	5/15/25	2,000	1,880
	University of California Revenue	3.063%	7/1/25	2,677	2,690
	Utah GO	4.554%	7/1/24	5,760	5,904
Total Taxable Municipal Bonds (Cost $27,206)					26,343

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[11]	Vanguard Market Liquidity Fund (Cost $195,129)	0.312%	1,951,540	195,134
Total Investments (99.8%) (Cost $71,191,651)				68,369,369
Other Assets and Liabilities—Net (0.2%)				111,342
Net Assets (100%)				68,480,711
Cost is in $000.
1	U.S. government-guaranteed.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2022.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $307,512,000, representing 0.4% of net assets.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	46,564,205	—	46,564,205
Corporate Bonds	—	17,713,917	—	17,713,917
Sovereign Bonds	—	3,869,770	—	3,869,770
Taxable Municipal Bonds	—	26,343	—	26,343
Temporary Cash Investments	195,134	—	—	195,134
Total	195,134	68,174,235	—	68,369,369